EMPOWER FUNDS, INC.
("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.10%
	AASET Trust(b)
	Series 2021-1A Class A
$ 391,252	2.95%, 11/16/2041	$ 369,434
	Series 2021-2A Class A
697,683	2.80%, 01/15/2047	641,440
	Series 2024-2A Class A
1,453,045	5.93%, 09/16/2049	1,466,306
	Series 2025-1A Class A
571,435	5.94%, 02/16/2050	576,323
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class 1D
105,000	6.89%, 02/15/2029	106,057
	Series 2024-A Class B
660,000	5.93%, 02/15/2029	664,910
	Series 2024-X2 Class A
195,080	5.22%, 12/17/2029	195,079
	Series 2024-X2 Class D
180,000	6.08%, 12/17/2029	181,294
	ALTDE Trust(b)
	Series 2025-1A Class A
731,224	5.90%, 08/15/2050	739,207
	Series 2025-1A Class B
258,664	6.53%, 08/15/2050	261,432
	American Credit Acceptance Receivables Trust(b)
	Series 2021-4 Class D
208,828	1.82%, 02/14/2028	208,335
	Series 2022-4 Class C
30,418	7.86%, 02/15/2029	30,481
	Series 2023-3 Class C
1,170,000	6.44%, 10/12/2029	1,180,762
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	938,171
	Series 2024-4 Class D
300,000	5.34%, 08/12/2031	300,492
	Series 2025-1 Class D
1,500,000	5.54%, 08/12/2031	1,520,273
1,500,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,547,053
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 6.15%, 10/22/2034 3-mo. SOFR + 1.86%	3,400,078
1,638,450	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2019-1A Class A2II 4.72%, 06/05/2049	1,607,642
	Aqua Finance Trust(b)
	Series 2019-A Class C
228,609	4.01%, 07/16/2040	219,034
	Series 2021-A Class B
210,000	2.40%, 07/17/2046	184,001
3,850,000	Ares LXII Ltd(b)(c) Series 2021-62A Class B 6.21%, 01/25/2034 3-mo. SOFR + 1.91%	3,823,847
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
$ 450,000	2.35%, 02/20/2028	$ 426,219
	Series 2023-2A Class D
255,000	7.26%, 10/20/2027	255,102
	Series 2023-3A Class D
260,000	7.32%, 02/20/2028	260,136
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	250,146
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	287,709
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	152,571
1,400,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.99%, 10/20/2037 3-mo. SOFR + 1.70%	1,400,452
610,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 6.00%, 01/25/2038 3-mo. SOFR + 1.65%	610,662
	BHG Securitization Trust(b)
	Series 2023-B Class B
780,000	7.45%, 12/17/2036	812,298
	Series 2024-1CON Class B
385,000	6.49%, 04/17/2035	392,492
	Series 2024-1CON Class C
105,000	6.86%, 04/17/2035	107,586
	Series 2025-1CON Class B
205,000	5.26%, 04/17/2036	205,417
1,335,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 6.24%, 10/22/2037 3-mo. SOFR + 1.40%	1,334,513
2,900,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class B 6.28%, 11/20/2034 3-mo. SOFR + 1.96%	2,899,846
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,151,604
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,469,151
372,831	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	350,040
2,000,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-3SA Class A2 6.06%, 04/15/2034 3-mo. SOFR + 1.76%	1,985,784
	CarMax Auto Owner Trust
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	292,709

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-4 Class D
$ 300,000	7.16%, 04/15/2030	$ 314,589
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	101,874
	Carvana Auto Receivables Trust
	Series 2021-N4 Class D
154,716	2.30%, 09/11/2028	150,017
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,487,288
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030(b)	209,233
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030(b)	205,312
	Series 2024-N3 Class D
400,000	5.38%, 12/10/2030(b)	401,214
	Series 2024-N3 Class E
1,285,000	7.66%, 04/12/2032(b)	1,282,962
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
641,918	5.30%, 06/15/2043	587,360
	Series 2019-1A Class A
487,608	3.97%, 04/15/2039	458,358
545,820	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	548,702
23,990	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	21,261
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
655,000	5.66%, 02/25/2050	664,603
	Series 2025-1A Class A3
350,000	5.85%, 02/25/2050	354,078
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.62%, 05/15/2052(d)	574,532
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	135,707
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	190,128
	Credit Acceptance Auto Loan Trust(b)
	Series 2021-4 Class C
1,110,954	1.94%, 02/18/2031	1,109,664
	Series 2024-1A Class C
325,000	6.71%, 07/17/2034	334,858
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	363,745
	Series 2024-3A Class C
280,000	5.39%, 01/16/2035	282,020
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2024-3A Class A2
515,000	4.65%, 05/20/2049	488,062
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-1A Class A2
$ 200,000	5.91%, 02/20/2050	$ 203,699
1,040,688	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,028,282
	DT Auto Owner Trust(b)
	Series 2021-2A Class D
1,153,263	1.50%, 02/16/2027	1,143,997
	Series 2023-3A Class B
1,990,000	6.07%, 03/15/2028	2,003,443
	Series 2023-3A Class D
845,000	7.12%, 05/15/2029	873,046
32,612	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	30,792
58,308	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	48,085
600,448	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	607,621
175,050	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	171,874
	Exeter Automobile Receivables Trust
	Series 2021-3A Class D
2,078,862	1.55%, 06/15/2027	2,033,118
	Series 2022-6A Class C
330,000	6.32%, 05/15/2028	332,173
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	692,846
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	347,799
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,373,427
	Series 2024-5A Class D
400,000	5.06%, 02/18/2031	398,072
	Series 2025-1A Class D
745,000	5.49%, 05/15/2031	754,993
	Series 2025-2A Class C
750,000	5.16%, 07/15/2031	751,354
	First Investors Auto Owner Trust(b)
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	414,425
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	393,348
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	439,145
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	997,887
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	513,298

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR2 Class E1
$ 360,000	2.26%, 09/17/2038	$ 344,170
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	214,808
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	621,881
	Flagship Credit Auto Trust(b)
	Series 2020-1 Class D
1,356	2.48%, 03/16/2026	1,354
	Series 2020-4 Class D
147,174	2.18%, 02/16/2027	145,687
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	250,091
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	299,935
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	451,652
493,750	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	525,942
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	458,338
2,350,000	Ford Credit Auto Owner Trust(b)(e) Series 2025-1 Class A 4.86%, 08/15/2037	2,370,252
1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	1,395,652
	Foundation Finance Trust(b)
	Series 2023-2A Class B
255,000	6.97%, 06/15/2049	266,872
	Series 2024-2A Class D
100,000	6.59%, 03/15/2050	101,680
	Series 2025-1A Class B
695,000	5.26%, 04/15/2050	697,395
	Series 2025-1A Class D
495,000	6.09%, 04/15/2050	496,653
357,983	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	357,485
	Freedom Financial Trust(b)
	Series 2021-3FP Class D
135,191	2.37%, 11/20/2028	133,668
	Series 2022-1FP Class D
209,386	3.35%, 03/19/2029	207,867
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,880,000	6.60%, 08/20/2053	1,914,641
	Series 2023-1 Class C
770,000	11.50%, 08/20/2053	814,913
	Series 2024-1 Class C
1,085,000	11.16%, 06/20/2054	1,218,359
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	GITSIT Mortgage Loan Trust(b)(e)
	Series 2024-NPL1 Class A1
$ 428,567	7.47%, 06/25/2054	$ 429,767
	Series 2025-NPL1 Class A1
2,362,250	6.28%, 02/25/2055	2,361,592
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
228,989	1.68%, 01/15/2027	227,956
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	530,814
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	619,820
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	407,890
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	379,127
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	51,491
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	158,720
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	98,725
	Series 2025-1A Class C
65,000	5.26%, 03/15/2031	65,729
	Series 2025-1A Class D
70,000	5.74%, 04/15/2032	71,442
251,996	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	255,199
	Hardee's Funding LLC(b)
	Series 2021-1A Class A2
288,750	2.87%, 06/20/2051	261,680
	Series 2024-1A Class A2
316,800	7.25%, 03/20/2054	325,521
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
852,000	4.85%, 06/25/2026	849,575
	Series 2023-1A Class D2
420,000	9.13%, 06/25/2027	426,196
900,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	899,221
70,141	Hilton Grand Vacations Trust(b) Series 2024-1B Class C 6.62%, 09/15/2039	71,449
122,020	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	124,098

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Home Partners of America Trust(b)
	Series 2021-1 Class E
$ 83,396	2.58%, 09/17/2041	$ 71,580
	Series 2021-2 Class E1
1,267,311	2.85%, 12/17/2026	1,203,564
	Series 2021-2 Class E2
609,653	2.95%, 12/17/2026	578,085
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
326,453	2.40%, 11/20/2029	325,120
	Series 2023-2A Class D
255,000	6.97%, 07/21/2031	260,746
2,550,000	HPS Loan Management Ltd(b)(c) Series 15A-19 Class A1R 5.61%, 01/22/2035 3-mo. SOFR + 1.32%	2,549,133
105,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	107,060
480,000	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	472,513
1,221,569	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,197,156
3,829	JPMorgan Chase Bank NA(b) Series 2021-3 Class D 1.01%, 02/26/2029	3,815
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
195,000	5.49%, 09/10/2031	195,613
	Series 2024-1A Class A
510,000	5.49%, 09/10/2031	511,188
90,493	Kestrel Aircraft Funding Ltd(b) Series 2018-1A Class A 4.25%, 12/15/2038	89,193
2,250,000	KKR Ltd(b)(c) Series 31A Class B 6.05%, 04/20/2034 3-mo. SOFR + 1.76%	2,247,354
240,554	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	233,933
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	267,973
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	151,213
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	101,121
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	101,347
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	99,124
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-3A Class D
$ 100,000	5.18%, 02/17/2032	$ 98,978
191,433	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	176,993
806,071	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	743,795
504,328	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	470,107
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2 6.26%, 04/15/2034 3-mo. SOFR + 1.96%	2,202,858
130,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	133,404
	Marlette Funding Trust(b)
	Series 2023-4A Class B
580,000	8.15%, 12/15/2033	606,697
	Series 2024-1A Class B
175,000	6.07%, 07/17/2034	177,003
	Series 2024-1A Class D
555,000	6.93%, 07/17/2034	554,043
525,000	Merchants Fleet Funding LLC(b) Series 2023-1A Class D 8.20%, 05/20/2036	535,901
1,075,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	1,089,978
160,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	163,684
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
840,000	7.69%, 11/15/2028	842,982
	Series 2024-A Class B
620,000	6.59%, 08/15/2029	626,777
	Series 2024-B Class A
695,000	5.88%, 01/15/2030	699,954
	Series 2025-A Class A
595,000	5.80%, 05/15/2030	594,997
194,682	Mosaic Solar Loan Trust(b) Series 2024-1 Class B 6.25%, 09/20/2049	187,828
	MVW Owner Trust(b)
	Series 2019-1A Class C
10,497	3.33%, 11/20/2036	10,456
	Series 2021-1WA Class C
255,152	1.94%, 01/22/2041	240,679
	Series 2021-2A Class C
501,083	2.23%, 05/20/2039	472,954

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
$ 27,679	1.31%, 01/15/2069	$ 26,008
	Series 2021-A Class A
216,122	0.84%, 05/15/2069	196,420
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	566,396
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	168,080
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	352,575
560,000	Navient Student Loan Trust(b) Series 2023-BA Class B 7.23%, 03/15/2072	589,075
1,255,828	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	1,167,855
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	323,611
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	167,065
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	85,850
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	320,579
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	764,823
978,733	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	985,965
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	5.90%, 07/15/2037 3-mo. SOFR + 1.60%	1,796,818
	Series 1A Class B1
1,270,000	6.45%, 07/15/2037 3-mo. SOFR + 2.15%	1,272,781
273,433	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	276,048
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
559,025	3.86%, 12/05/2049	526,086
	Series 2022-1A Class A2I
48,500	3.25%, 12/05/2051	46,867
	Series 2022-1A Class A2II
97,000	4.01%, 12/05/2051	88,508
	Series 2024-1A Class A2I
1,691,500	5.77%, 06/05/2054	1,708,752
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,264,787
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-2A Class D
$ 200,000	7.71%, 08/15/2029	$ 208,921
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	462,634
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	160,232
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	136,027
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	97,187
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	96,869
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	221,322
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	95,988
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	289,462
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	149,556
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	329,671
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	89,284
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	151,627
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	105,840
175,000	Reach Financial LLC(b) Series 2025-1A Class C 5.99%, 08/16/2032	176,933
	Republic Finance Issuance Trust(b)
	Series 2021-A Class C
100,000	3.53%, 12/22/2031	96,770
	Series 2024-A Class A
520,000	5.91%, 08/20/2032	527,287
	Series 2024-B Class A
145,000	5.42%, 11/20/2037	146,654
	Series 2024-B Class C
490,000	6.60%, 11/20/2037	493,275
	Santander Drive Auto Receivables Trust
	Series 2021-3 Class D
34,675	1.33%, 09/15/2027	34,337

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-4 Class D
$ 1,211,276	1.67%, 10/15/2027	$ 1,195,676
	Series 2023-3 Class B
1,550,000	5.61%, 07/17/2028	1,561,007
	Series 2023-4 Class B
1,400,000	5.77%, 12/15/2028	1,419,246
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	821,347
	Series 2025-2 Class C
950,000	5.06%, 05/15/2031	952,805
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	101,706
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	102,426
	SCF Equipment Leasing LLC(b)
	Series 2021-1A Class D
83,272	1.93%, 09/20/2030	83,096
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	342,934
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	628,388
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	117,477
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	113,159
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	194,771
	Series 2024-1A Class A2
935,000	7.39%, 04/30/2054	959,055
210,577	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	204,786
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
18,120	1.79%, 11/20/2037	17,676
	Series 2023-2A Class C
95,524	7.30%, 04/20/2040	98,626
	Series 2023-3A Class C
293,686	7.12%, 09/20/2040	302,638
803,616	Slam Ltd(b) Series 2024-1A Class A 5.34%, 09/15/2049	796,470
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
357,571	2.23%, 09/15/2037	344,289
	Series 2021-A Class A2A2
319,602	5.16%, 01/15/2053(c) 1-mo. SOFR + 0.84%	313,714
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	303,885
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	285,939
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-E Class B
$ 700,000	2.49%, 02/15/2051	$ 609,493
	Series 2024-A Class B
339,000	5.88%, 03/15/2056	346,723
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
75,490	6.27%, 07/15/2044	78,763
	Series 2024-2A Class A
378,713	5.21%, 02/15/2045	383,025
1,496,250	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	1,507,004
116,419	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	105,987
329,269	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	182,198
1,160,194	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	947,499
1,138,361	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	1,080,130
107,980	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	93,753
276,067	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	253,714
431,834	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	417,668
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	5.74%, 11/15/2027(c) 1-day SOFR + 1.40%	1,790,232
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	283,226
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	14,710
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	93,861
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	192,233

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR1 Class E2
$ 535,000	2.89%, 07/17/2038	$ 513,591
100,000	Uniti Fiber Abs Issuer Llc(b) Series 2025-1A Class A2 5.88%, 04/20/2055	101,660
2,250,000	Venture Ltd(b)(c) Series 2021-42A Class B 6.11%, 04/15/2034 3-mo. SOFR + 1.81%	2,250,068
409,847	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	385,617
746,617	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	749,945
	VStrong Auto Receivables Trust(b)
	Series 2024-A Class B
100,000	5.77%, 07/15/2030	101,497
	Series 2024-A Class D
100,000	7.29%, 07/15/2030	104,307
1,124,130	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	1,051,096
	Westlake Automobile Receivables Trust(b)
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,689,811
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	410,046
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	559,066
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,393,650
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	203,722
	Series 2025-1A Class C
200,000	5.14%, 10/15/2030	202,536
	Series 2025-1A Class D
400,000	5.54%, 11/15/2030	405,752
163,296	Willis Engine Structured Trust IV(b)(e) Series 2018-A Class B 5.44%, 09/15/2043	161,414
771,261	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	708,774
226,720	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	234,983
445,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	451,195
	Ziply Fiber Issuer LLC(b)
	Series 2024-1A Class A2
1,200,000	6.64%, 04/20/2054	1,235,659
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1A Class B
$ 280,000	7.81%, 04/20/2054	$ 290,294
TOTAL ASSET-BACKED SECURITIES — 12.10% (Cost $155,634,761)		$155,537,428
BANK LOANS
	Aramark Services Inc(c)
160,000	6.32%,04/06/2028 1-mo. SOFR + 2.00%	159,920
1,461,500	6.32%,06/22/2030 1-mo. SOFR + 2.01%	1,466,063
1,700,423	Asplundh Tree Expert LLC(c) 6.07%, 05/23/2031 1-mo. SOFR + 1.76%	1,695,260
	Carnival Corp(c)
383,122	6.32%,08/08/2027 1-mo. SOFR + 2.01%	381,686
1,562,833	6.32%,10/18/2028 1-mo. SOFR + 2.01%	1,558,925
486,325	Cedar Fair LP(c) 6.32%, 05/01/2031 1-mo. SOFR + 2.01%	484,096
309,410	Ciena Corp(c) 6.07%, 10/24/2030 1-mo. SOFR + 1.75%	309,023
345,761	CSC Holdings LLC(c) 8.82%, 01/18/2028 1-mo. SOFR + 4.50%	335,388
875,000	DK Crown Holdings Inc(c) 6.07%, 02/25/2032 1-mo. SOFR + 1.76%	868,802
2,210,681	Flutter Entertainment PLC(c) 6.05%, 11/30/2030 3-mo. SOFR + 1.76%	2,202,542
	Hilton Grand Vacations(c)
43,821	6.32%,08/02/2028 1-mo. SOFR + 2.00%	43,734
2,787,951	6.32%,01/17/2031 1-mo. SOFR + 2.00%	2,764,056
1,157,005	Hilton Worldwide Finance LLC(c) 6.07%, 11/08/2030 1-mo. SOFR + 1.75%	1,154,148
393,690	HUB International Ltd(c) 6.79%, 06/20/2030 3-mo. SOFR + 2.50%	392,654
688,275	IQVIA Inc(c) 6.07%, 01/02/2031 1-mo. SOFR + 1.75%	690,000
1,230,925	Novelis Holdings Inc(c) 6.29%, 02/20/2032 3-mo. SOFR + 2.00%	1,229,079
358,191	NRG Energy Inc(c) 6.32%, 04/16/2031 1-mo. SOFR + 2.00%	357,318
1,504,953	OpenText Corp(c) 6.07%, 01/30/2030 1-mo. SOFR + 1.76%	1,506,121

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Resideo Funding Inc(c)
$ 282,775	6.07%,02/11/2028 1-mo. SOFR + 1.75%	$ 282,068
1,277,103	6.05%,06/13/2031 3-mo. SOFR + 1.76%	1,273,918
219,450	Ryan Specialty Group LLC(c) 6.57%, 09/15/2031 1-mo. SOFR + 2.25%	218,627
732,859	SBA Senior Finance II LLC(c) 6.08%, 01/25/2031 1-mo. SOFR + 1.76%	733,946
99,251	Scientific Games International Inc(c) 6.57%, 04/14/2029 1-mo. SOFR + 2.25%	98,879
	TransDigm Inc(c)
193,528	7.05%,08/24/2028 3-mo. SOFR + 2.76%	193,901
193,054	6.80%,02/28/2031 3-mo. SOFR + 2.51%	192,374
3,185,393	TransUnion Intermediate Holdings Inc(c) 6.07%, 06/24/2031 1-mo. SOFR + 1.76%	3,182,438
430,167	Truist Insurance Holdings LLC(c) 7.05%, 05/06/2031 3-mo. SOFR + 2.76%	426,941
1,712,062	Wyndham Hotels & Resorts Inc(c) 6.07%, 05/24/2030 1-mo. SOFR + 1.76%	1,714,497
TOTAL BANK LOANS — 2.02% (Cost $26,005,030)		$25,916,404
CORPORATE BONDS AND NOTES
Basic Materials — 1.42%
195,000	ArcelorMittal SA 6.80%, 11/29/2032	209,886
650,000	Ashland Inc(b) 3.38%, 09/01/2031	558,541
1,810,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,903,479
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,339,560
2,010,000	2.85%, 04/27/2031	1,771,058
300,000	2.63%, 09/23/2031	258,669
3,075,000	5.70%, 05/08/2033	3,143,486
5,550,000	6.50%, 10/06/2033	5,943,442
	Steel Dynamics Inc
320,000	5.38%, 08/15/2034	320,854
810,000	5.25%, 05/15/2035	802,272
		18,251,247
Principal Amount(a)		Fair Value
Communications — 5.17%
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 445,000	5.13%, 07/01/2049	$ 353,194
2,540,000	4.80%, 03/01/2050	1,914,991
1,145,000	3.70%, 04/01/2051	722,062
420,000	3.90%, 06/01/2052	271,584
2,995,000	5.25%, 04/01/2053	2,420,263
1,245,000	6.83%, 10/23/2055	1,211,327
1,315,000	4.40%, 12/01/2061	873,191
2,235,000	3.95%, 06/30/2062	1,373,156
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	106,000
600,000	4.13%, 12/01/2030	434,482
7,410,000	4.63%, 12/01/2030	3,605,984
1,640,000	3.38%, 02/15/2031	1,173,214
400,000	4.50%, 11/15/2031	290,052
960,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(b) 10.00%, 02/15/2031	921,792
	DISH DBS Corp(b)
2,885,000	5.25%, 12/01/2026	2,648,273
1,625,000	5.75%, 12/01/2028	1,370,440
9,557,212	EchoStar Corp 10.75%, 11/30/2029	10,042,364
	Expedia Group Inc
510,000	3.25%, 02/15/2030	475,375
2,885,000	5.40%, 02/15/2035	2,873,301
725,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	671,604
	iHeartCommunications Inc(b)
1,068,000	7.75%, 08/15/2030	790,758
88,000	7.00%, 01/15/2031	62,480
1,730,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,750,226
	Netflix Inc
835,000	5.38%, 11/15/2029(b)	862,051
3,510,000	4.88%, 06/15/2030(b)	3,547,095
205,000	4.90%, 08/15/2034	205,149
	Paramount Global
1,980,000	6.88%, 04/30/2036	2,031,309
2,065,000	4.38%, 03/15/2043	1,529,497
890,000	5.85%, 09/01/2043	779,293
505,000	SoftBank Group Corp 4.63%, 07/06/2028	483,544
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,695,798
	Time Warner Cable LLC
260,000	6.55%, 05/01/2037	257,900
3,170,000	4.50%, 09/15/2042	2,414,759
	T-Mobile USA Inc
2,245,000	3.88%, 04/15/2030	2,152,151
3,970,000	3.50%, 04/15/2031	3,670,871
810,000	2.70%, 03/15/2032	700,652
1,105,000	5.75%, 01/15/2034	1,151,022
170,000	4.70%, 01/15/2035	163,592

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Uber Technologies Inc
$ 8,270,000	4.50%, 08/15/2029(b)	$ 8,123,982
295,000	4.80%, 09/15/2034	286,507
		66,411,285
Consumer, Cyclical — 2.46%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
220,000	5.63%, 09/15/2029	217,785
1,340,000	4.00%, 10/15/2030	1,212,720
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	626,818
	American Airlines Pass Through Trust
	Series 2017-2 Class B
1,714	3.70%, 10/15/2025	1,700
	Series 2016-3 Class B
11,439	3.75%, 10/15/2025	11,326
	Series 2019-1 Class B
13,069	3.85%, 02/15/2028	12,416
	Series 2016-3 Class A
118,323	3.25%, 10/15/2028	110,494
	Series 2017-2 Class A
3,241	3.60%, 10/15/2029	3,030
570,000	BorgWarner Inc(f) 5.40%, 08/15/2034	563,911
2,379	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	2,266
	Carnival Corp(b)
915,000	5.75%, 03/01/2027	915,575
220,000	4.00%, 08/01/2028	210,474
685,000	6.00%, 05/01/2029	680,202
335,000	7.00%, 08/15/2029	350,408
1,665,000	5.75%, 03/15/2030	1,658,298
1,770,000	6.13%, 02/15/2033	1,744,211
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	315,660
500,000	DR Horton Inc 5.50%, 10/15/2035	502,686
480,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	469,056
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	783,359
110,000	3.63%, 02/15/2032	96,414
150,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b) 4.88%, 07/01/2031	131,692
	Light & Wonder International Inc(b)
1,310,000	7.00%, 05/15/2028	1,309,455
35,000	7.25%, 11/15/2029	35,479
245,000	7.50%, 09/01/2031	250,973
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Marriott International Inc
$ 1,025,000	5.30%, 05/15/2034	$ 1,022,818
1,390,000	5.50%, 04/15/2037	1,374,498
445,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	408,209
2,380,000	Meritage Homes Corp 5.65%, 03/15/2035	2,341,658
	NCL Corp Ltd(b)
141,000	5.88%, 03/15/2026	140,704
595,000	5.88%, 02/15/2027	594,188
750,000	8.13%, 01/15/2029	788,875
570,000	6.75%, 02/01/2032	563,048
195,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	194,376
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026(f)	216,610
1,840,000	5.50%, 04/01/2028	1,832,405
820,000	5.63%, 09/30/2031	805,177
490,000	6.25%, 03/15/2032	494,425
1,900,000	6.00%, 02/01/2033	1,898,816
	Travel + Leisure Co
210,000	4.50%, 12/01/2029(b)	195,686
755,000	4.63%, 03/01/2030(b)	705,339
645,000	4.63%, 03/01/2030	602,574
2,173,340	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,202,911
	Yum! Brands Inc
1,105,000	3.63%, 03/15/2031	989,559
400,000	4.63%, 01/31/2032	373,118
	ZF North America Capital Inc(b)
315,000	6.88%, 04/14/2028	309,362
675,000	6.75%, 04/23/2030	641,405
760,000	6.88%, 04/23/2032	705,074
		31,617,243
Consumer, Non-Cyclical — 2.99%
	Ashtead Capital Inc(b)
290,000	5.50%, 08/11/2032	288,927
470,000	5.55%, 05/30/2033	466,246
2,210,000	5.95%, 10/15/2033	2,242,044
285,000	5.80%, 04/15/2034	286,681
25,000	Bausch & Lomb Corp(b) 8.38%, 10/01/2028	25,938
1,920,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,550,400
530,000	Block Inc 3.50%, 06/01/2031	465,979
	Centene Corp
1,130,000	4.63%, 12/15/2029	1,082,629
985,000	3.38%, 02/15/2030	890,831
1,010,000	3.00%, 10/15/2030	883,375
1,155,000	2.50%, 03/01/2031	973,763

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	CVS Pass Through Trust(b)
	Series 2013
$ 674,748	4.70%, 01/10/2036	$ 652,135
	Series 2014
236,427	4.16%, 08/11/2036	216,109
695,000	Elevance Health Inc(f) 5.20%, 02/15/2035	697,246
	Global Payments Inc
320,000	2.90%, 05/15/2030	290,118
1,105,000	2.90%, 11/15/2031	968,008
1,085,000	5.40%, 08/15/2032	1,097,801
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,691,302
2,025,000	5.60%, 04/01/2034	2,036,223
385,000	5.45%, 09/15/2034	381,657
435,000	Hologic Inc(b) 3.25%, 02/15/2029	401,272
2,075,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	1,893,916
295,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	303,201
725,000	Mars Inc(b) 5.20%, 03/01/2035	728,630
885,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	896,265
	Molina Healthcare Inc(b)
275,000	4.38%, 06/15/2028	261,928
1,330,000	3.88%, 05/15/2032	1,166,849
	Pilgrim's Pride Corp
1,905,000	3.50%, 03/01/2032	1,675,107
265,000	6.88%, 05/15/2034	285,450
460,000	Post Holdings Inc(b) 4.50%, 09/15/2031	416,618
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	909,008
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	124,581
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,487,312
1,045,000	EUR, 7.88%, 09/15/2031	1,333,446
	Teva Pharmaceutical Finance Netherlands III BV
685,000	3.15%, 10/01/2026	664,292
575,000	4.75%, 05/09/2027	566,048
275,000	5.13%, 05/09/2029(f)	268,692
1,270,000	7.88%, 09/15/2029	1,366,030
915,000	8.13%, 09/15/2031	1,019,795
5,295,000	4.10%, 10/01/2046	3,753,533
305,000	TriNet Group Inc(b) 3.50%, 03/01/2029	276,578
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,405,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	$ 1,405,879
		38,391,842
Energy — 3.32%
	Aker BP ASA(b)
1,875,000	4.00%, 01/15/2031	1,753,110
785,000	5.13%, 10/01/2034	749,132
2,515,000	Canadian Natural Resources Ltd(b) 5.40%, 12/15/2034	2,484,812
	Cheniere Energy Partners LP
2,115,000	4.00%, 03/01/2031	1,983,500
1,500,000	5.95%, 06/30/2033	1,540,545
390,000	Civitas Resources Inc(b) 8.63%, 11/01/2030	402,352
	Continental Resources Inc(b)
6,920,000	5.75%, 01/15/2031	6,973,339
1,845,000	2.88%, 04/01/2032	1,544,698
815,000	Ecopetrol SA 8.38%, 01/19/2036	794,080
	Energean Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	457,198
625,000	5.88%, 03/30/2031	573,437
	Energy Transfer LP
930,000	6.55%, 12/01/2033	994,365
2,530,000	5.60%, 09/01/2034	2,534,378
475,000	5.70%, 04/01/2035	478,514
	EQT Corp
1,290,000	7.00%, 02/01/2030	1,391,023
480,000	3.63%, 05/15/2031(b)	438,443
2,465,000	Helmerich & Payne Inc(b)(f) 5.50%, 12/01/2034	2,332,891
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	249,308
	Leviathan Bond Ltd(b)
535,000	6.13%, 06/30/2025	534,101
20,000	6.50%, 06/30/2027	19,708
350,000	Matador Resources Co(b) 6.88%, 04/15/2028	354,424
	ONEOK Inc
185,000	6.50%, 09/01/2030(b)	196,263
445,000	5.45%, 06/01/2047	403,186
170,000	Ovintiv Inc 6.50%, 08/15/2034	177,216
1,400,000	Permian Resources Operating LLC(b) 6.25%, 02/01/2033	1,394,461
115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	92,305
	Targa Resources Corp
230,000	6.13%, 03/15/2033	240,077
315,000	5.50%, 02/15/2035	313,136
2,790,000	5.55%, 08/15/2035	2,786,116

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,595,000	Var Energi ASA(b) 8.00%, 11/15/2032	$ 1,791,990
	Venture Global Calcasieu Pass LLC(b)
405,000	6.25%, 01/15/2030	411,056
2,430,000	4.13%, 08/15/2031	2,207,897
445,000	Viper Energy Inc(b) 7.38%, 11/01/2031	465,104
	Western Midstream Operating LP
995,000	6.15%, 04/01/2033	1,027,330
125,000	5.45%, 04/01/2044	111,618
850,000	5.30%, 03/01/2048	729,769
95,000	5.50%, 08/15/2048	83,048
335,000	5.25%, 02/01/2050	285,554
	Whistler Pipeline LLC(b)
365,000	5.70%, 09/30/2031	369,242
405,000	5.95%, 09/30/2034	409,414
680,000	Williams Cos Inc 5.15%, 03/15/2034	670,888
		42,749,028
Financial — 5.91%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,285,000	6.15%, 09/30/2030	1,356,116
2,835,000	3.30%, 01/30/2032	2,511,679
1,470,000	3.40%, 10/29/2033	1,268,644
1,640,000	4.95%, 09/10/2034	1,579,461
980,000	Agile Group Holdings Ltd(g) 6.05%, 10/13/2025	80,556
640,000	Air Lease Corp(h) 4.65%, Perpetual	622,560
	Aircastle Ltd / Aircastle Ireland Designated Activity Co
20,000	4.25%, 06/15/2026	19,835
1,905,000	6.50%, 07/18/2028(b)	1,984,782
335,000	5.25%, 03/15/2030(b)	333,906
450,000	5.75%, 10/01/2031(b)	458,863
2,275,000	American Tower Corp REIT 5.90%, 11/15/2033	2,383,885
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	255,074
1,385,000	2.75%, 01/15/2027	1,318,066
2,160,000	3.75%, 07/15/2027	2,064,688
795,000	7.95%, 08/11/2028	838,968
	Arthur J Gallagher & Co
140,000	5.00%, 02/15/2032	139,988
495,000	5.45%, 07/15/2034	502,575
365,000	5.15%, 02/15/2035	361,699
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	201,076
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	916,109
635,000	6.75%, 10/25/2028	670,361
945,000	6.38%, 07/15/2030	991,544
Principal Amount(a)		Fair Value
Financial — (continued)
$ 485,000	Avolon Holdings Funding Ltd(b) 5.38%, 05/30/2030	$ 485,659
	Bank of America Corp
3,055,000	5.87%, 09/15/2034	3,188,048
595,000	5.51%, 01/24/2036	605,546
2,850,000	5.74%, 02/12/2036	2,844,555
495,000	BGC Group Inc(b) 6.15%, 04/02/2030	492,883
2,055,000	Blue Owl Finance LLC 6.25%, 04/18/2034	2,104,634
	Central China Real Estate Ltd(g)
615,000	7.25%, 07/16/2024	26,138
200,000	7.25%, 08/13/2024	9,000
190,000	7.25%, 04/28/2025	8,550
205,000	7.50%, 07/14/2025	9,225
400,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	45,980
	Citadel LP(b)
345,000	6.00%, 01/23/2030	350,647
260,000	6.38%, 01/23/2032	266,773
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	155,220
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	125,635
600,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	57,000
2,240,000	Credit Agricole SA(b) 6.25%, 01/10/2035	2,289,840
395,000	EPR Properties REIT 3.60%, 11/15/2031	352,476
675,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	595,155
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	536,645
1,975,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,935,204
665,000	ING Groep NV 6.11%, 09/11/2034	697,380
400,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	382,681
1,345,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	1,289,630
	Jefferies Financial Group Inc
1,445,000	5.88%, 07/21/2028	1,483,705
1,635,000	6.20%, 04/14/2034	1,666,597
2,450,000	JPMorgan Chase & Co(h) 6.50%, Perpetual	2,507,435
	Kaisa Group Holdings Ltd(g)
2,215,000	9.38%, 06/30/2024	94,137
400,000	10.50%, 01/15/2025	17,000
2,310,000	11.25%, 04/16/2025	111,457
200,000	9.95%, 07/23/2025	8,500
200,000	11.70%, 11/11/2025	8,500

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 200,000	11.65%, 06/01/2026	$ 8,000
	Logan Group Co Ltd(g)
605,000	4.25%, 07/12/2025	42,350
405,000	4.85%, 12/14/2026	28,350
	Macquarie Airfinance Holdings Ltd(b)
775,000	5.20%, 03/27/2028	775,518
130,000	6.40%, 03/26/2029	134,371
250,000	5.15%, 03/17/2030	246,501
275,000	6.50%, 03/26/2031	286,361
1,845,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,825,810
	Morgan Stanley
445,000	5.42%, 07/21/2034	450,185
1,345,000	5.83%, 04/19/2035	1,393,777
3,145,000	2.48%, 09/16/2036	2,607,486
2,070,000	5.95%, 01/19/2038	2,092,523
665,000	Navient Corp 5.00%, 03/15/2027	650,690
15,000	Realty Income Corp REIT 3.40%, 01/15/2030	14,146
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
2,360,000	2.88%, 10/15/2026(b)	2,261,914
220,000	3.63%, 03/01/2029(b)	202,894
220,000	3.63%, 03/01/2029	202,894
3,610,000	3.88%, 03/01/2031(b)	3,233,838
3,115,000	4.00%, 10/15/2033(b)	2,672,040
	Shimao Group Holdings Ltd(g)
200,000	6.13%, 02/21/2024	10,158
1,300,000	5.60%, 07/15/2026	65,000
200,000	5.20%, 01/16/2027	10,250
410,000	3.45%, 01/11/2031	20,902
600,000	Sino-Ocean Land Treasure IV Ltd(g) 4.75%, 01/14/2030	50,904
385,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	340,436
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,568,319
	Sunac China Holdings Ltd(b)(i)
185,240	6.00%, 09/30/2025 PIK rate, 6.00%	21,071
185,689	6.25%, 09/30/2026 PIK rate, 6.25%	20,890
372,281	6.50%, 09/30/2027 PIK rate, 6.50%	41,416
559,774	6.75%, 09/30/2028 PIK rate, 6.75%	62,275
561,129	7.00%, 09/30/2029 PIK rate, 7.00%	62,426
264,233	7.25%, 09/30/2030 PIK rate, 7.25%	29,396
	Synchrony Financial
1,035,000	5.94%, 08/02/2030	1,049,561
420,000	5.45%, 03/06/2031	416,990
Principal Amount(a)		Fair Value
Financial — (continued)
	Times China Holdings Ltd(g)
$ 810,000	6.20%, 03/22/2026	$ 28,350
200,000	5.75%, 01/14/2027	6,500
	UBS Group AG(b)
250,000	3.87%, 01/12/2029	244,192
1,260,000	6.54%, 08/12/2033	1,350,028
1,315,000	9.02%, 11/15/2033	1,606,922
1,760,000	5.70%, 02/08/2035	1,804,767
	UniCredit SpA(b)
1,000,000	3.13%, 06/03/2032	890,080
770,000	5.86%, 06/19/2032	772,562
600,000	5.46%, 06/30/2035	589,546
	Yuzhou Group Holdings Co Ltd(g)
625,000	7.70%, 02/20/2025	45,312
310,000	8.30%, 05/27/2025	22,475
205,000	7.85%, 08/12/2026	14,614
400,000	6.35%, 01/13/2027	28,600
		75,915,860
Industrial — 3.35%
	Amphenol Corp
585,000	5.25%, 04/05/2034	595,367
955,000	5.00%, 01/15/2035	953,468
	Axon Enterprise Inc(b)
255,000	6.13%, 03/15/2030	257,352
125,000	6.25%, 03/15/2033	126,286
1,680,000	BAE Systems PLC(b) 5.30%, 03/26/2034	1,701,029
	Boeing Co
2,020,000	5.15%, 05/01/2030	2,032,528
2,535,000	3.63%, 02/01/2031	2,350,358
515,000	6.39%, 05/01/2031	548,794
495,000	6.53%, 05/01/2034	530,386
1,810,000	5.71%, 05/01/2040	1,759,512
4,455,000	5.81%, 05/01/2050	4,241,077
720,000	6.86%, 05/01/2054	782,061
115,000	5.93%, 05/01/2060	108,176
685,000	7.01%, 05/01/2064	742,260
	Cemex SAB de CV(b)
1,645,000	5.13%, Perpetual(h)	1,610,860
1,335,000	5.20%, 09/17/2030	1,304,229
2,980,000	3.88%, 07/11/2031(f)	2,668,716
	L3Harris Technologies Inc
1,160,000	5.40%, 07/31/2033	1,174,719
2,015,000	5.35%, 06/01/2034	2,033,942
340,000	Martin Marietta Materials Inc 5.15%, 12/01/2034	337,881
410,000	Nordson Corp 5.80%, 09/15/2033	428,057
2,765,000	Owens Corning 5.70%, 06/15/2034	2,841,755
2,120,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	2,133,462
2,400,000	RTX Corp 5.15%, 02/27/2033	2,421,349
	Sensata Technologies Inc(b)
25,000	4.38%, 02/15/2030	23,094

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,045,000	3.75%, 02/15/2031	$ 912,433
	SMBC Aviation Capital Finance Designated Activity Co(b)
680,000	5.45%, 05/03/2028	692,245
870,000	5.30%, 04/03/2029	882,562
830,000	5.10%, 04/01/2030	832,022
1,325,000	TD SYNNEX Corp 6.10%, 04/12/2034	1,362,790
390,000	TopBuild Corp(b) 4.13%, 02/15/2032	346,936
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,733,907
1,115,000	Vulcan Materials Co 5.35%, 12/01/2034	1,125,231
1,450,000	Waste Management Inc 4.95%, 03/15/2035	1,442,738
		43,037,582
Technology — 2.36%
	AppLovin Corp
700,000	5.13%, 12/01/2029	702,712
460,000	5.38%, 12/01/2031	462,334
2,075,000	5.50%, 12/01/2034	2,074,537
	Broadcom Inc(b)
1,625,000	2.60%, 02/15/2033	1,369,521
1,445,000	3.42%, 04/15/2033	1,286,569
2,130,000	3.47%, 04/15/2034	1,874,943
1,800,000	3.14%, 11/15/2035	1,491,938
1,070,000	3.19%, 11/15/2036	878,251
	CDW LLC / CDW Finance Corp
3,660,000	3.57%, 12/01/2031	3,307,530
1,450,000	5.55%, 08/22/2034	1,433,063
1,780,000	Entegris Inc(b) 4.75%, 04/15/2029	1,715,972
	Leidos Inc
205,000	5.40%, 03/15/2032	206,409
2,355,000	5.75%, 03/15/2033	2,414,551
415,000	5.50%, 03/15/2035	413,680
	Micron Technology Inc
1,120,000	5.88%, 02/09/2033	1,159,969
5,010,000	5.88%, 09/15/2033	5,211,059
	NetApp Inc
680,000	5.50%, 03/17/2032	685,249
540,000	5.70%, 03/17/2035	539,094
	Seagate HDD Cayman
125,000	4.09%, 06/01/2029	117,703
91,800	9.63%, 12/01/2032	103,248
	Synopsys Inc
865,000	5.15%, 04/01/2035	869,555
1,015,000	5.70%, 04/01/2055	1,007,807
1,005,000	Western Digital Corp 4.75%, 02/15/2026	999,212
		30,324,906
Principal Amount(a)		Fair Value
Utilities — 0.38%
$ 1,120,000	Duke Energy Corp(f) 5.45%, 06/15/2034	$ 1,135,208
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	383,568
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	88,977
790,000	4.30%, 03/15/2045	618,250
1,825,000	Southern Co 5.70%, 03/15/2034	1,884,848
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	567,554
280,000	Vistra Operations Co LLC(b) 5.70%, 12/30/2034	278,539
		4,956,944
TOTAL CORPORATE BONDS AND NOTES — 27.36% (Cost $369,931,748)		$351,655,937
CONVERTIBLE BONDS
Communications — 0.21%
43,000	Booking Holdings Inc 0.75%, 05/01/2025	105,694
1,626,291	EchoStar Corp(i) 3.88%, 11/30/2030 PIK rate, 0.00%	1,815,246
51,000	InterDigital Inc 3.50%, 06/01/2027	136,961
26,000	Palo Alto Networks Inc 0.38%, 06/01/2025	89,154
160,000	Sea Ltd 2.38%, 12/01/2025	235,520
21,000	Spotify USA Inc(j) (16.82%), 03/15/2026	25,036
227,000	Uber Technologies Inc 0.88%, 12/01/2028	276,259
		2,683,870
Consumer, Cyclical — 0.03%
125,000	Carnival Corp 5.75%, 12/01/2027	208,562
37,000	Freshpet Inc 3.00%, 04/01/2028	52,300
181,000	NCL Corp Ltd 1.13%, 02/15/2027	175,661
		436,523
Consumer, Non-Cyclical — 0.04%
157,000	Global Payments Inc 1.50%, 03/01/2031	147,894
140,000	Jazz Investments I Ltd(b) 3.13%, 09/15/2030	155,190
90,000	Merit Medical Systems Inc(b) 3.00%, 02/01/2029	122,400
103,000	Post Holdings Inc 2.50%, 08/15/2027	122,776
		548,260

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — 0.03%
$ 200,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	$ 210,760
58,000	Permian Resources Operating LLC 3.25%, 04/01/2028	140,614
		351,374
Financial — 0.02%
218,000	Coinbase Global Inc 0.25%, 04/01/2030	205,574
Industrial — 0.02%
96,000	Fluor Corp 1.13%, 08/15/2029	102,000
133,000	Itron Inc(b) 1.38%, 07/15/2030	138,736
		240,736
Technology — 0.15%
147,000	BlackLine Inc(b) 1.00%, 06/01/2029	145,079
403,000	Datadog Inc(b)(j) 3.24%, 12/01/2029	350,005
219,000	Guidewire Software Inc(b) 1.25%, 11/01/2029	228,088
118,000	Nutanix Inc 0.25%, 10/01/2027	156,999
132,000	ON Semiconductor Corp 0.50%, 03/01/2029	113,692
215,000	Parsons Corp 2.63%, 03/01/2029	214,247
147,000	Seagate HDD Cayman 3.50%, 06/01/2028	176,988
226,000	Snowflake Inc(b)(j) (3.22%), 10/01/2029	264,307
46,000	Tyler Technologies Inc 0.25%, 03/15/2026	56,049
80,000	Vertex Inc(b) 0.75%, 05/01/2029	95,050
166,000	Workiva Inc 1.25%, 08/15/2028	154,214
		1,954,718
Utilities — 0.04%
141,000	Evergy Inc 4.50%, 12/15/2027	165,704
77,000	NRG Energy Inc 2.75%, 06/01/2048	179,246
98,000	Pinnacle West Capital Group(b) 4.75%, 06/15/2027	109,998
		454,948
TOTAL CONVERTIBLE BONDS — 0.54% (Cost $6,893,863)		$6,876,003
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
$ 1,010,000	6.63%, 03/15/2035	$ 1,004,138
1,220,000	5.00%, 01/27/2045	922,686
1,730,000	Colombia Government International Bond 7.75%, 11/07/2036	1,679,519
1,180,000	Costa Rica Government International Bond 7.16%, 03/12/2045	1,210,951
65,290,998,784	Indonesia Treasury Bond IDR, 6.88%, 04/15/2029	3,958,434
940,000	Ivory Coast Government International Bond(b) 8.08%, 04/01/2036	1,092,725
	Mexico Government International Bond
1,315,000	EUR, 5.13%, 05/04/2037	1,379,256
1,325,000	6.88%, 05/13/2037	1,356,270
720,000	Morocco Government International Bond(b) EUR, 4.75%, 04/02/2035	773,204
2,405,000	Nigeria Government International Bond(b) 10.38%, 12/09/2034	2,413,581
	Panama Government International Bond
670,000	6.40%, 02/14/2035	627,589
1,045,000	8.00%, 03/01/2038	1,076,350
225,000	Republic of Armenia International Bond(b) 6.75%, 03/12/2035	437,724
	Republic of South Africa Government Bond
52,065,000	ZAR, 8.88%, 02/28/2035	2,541,204
51,635,000	ZAR, 9.00%, 01/31/2040	2,325,329
	Republic of Uzbekistan International Bond
1,125,000	EUR, 5.38%, 05/29/2027(b)	1,229,397
710,000	7.85%, 10/12/2028(b)	740,494
400,000	3.70%, 11/25/2030	338,620
600,000	3.90%, 10/19/2031	501,619
735,000	6.90%, 02/28/2032(b)	727,650
695,000	6.95%, 05/25/2032(b)	688,296
	Romanian Government International Bond(b)
470,000	EUR, 5.88%, 07/11/2032	502,192
1,130,000	EUR, 6.25%, 09/10/2034	1,212,708
1,764,000	5.75%, 03/24/2035	1,594,212
	Turkiye Government International Bond
81,925,000	TRY, 37.00%, 02/18/2026	2,030,487
2,375,000	6.50%, 01/03/2035	2,207,337
3,735,000	United Kingdom Gilt GBP, 4.13%, 01/29/2027	4,818,639
	Uruguay Government International Bond
44,045,000	UYU, 8.50%, 03/15/2028	1,023,302

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 42,375,000	UYU, 9.75%, 07/20/2033	$ 1,017,323
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.22% (Cost $41,975,784)		$41,431,236
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.74%
1,126,198	Angel Oak Mortgage Trust(b)(e) Series 2024-10 Class A1 5.35%, 10/25/2069	1,122,399
401,146	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	384,919
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,436,181
105,347	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	101,345
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	891,551
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	881,263
	BPR Trust(b)(c)
	Series 2021-NRD Class E
190,000	9.94%, 12/15/2038 1-mo. SOFR + 5.62%	182,212
	Series 2021-NRD Class F
1,185,000	11.19%, 12/15/2038 1-mo. SOFR + 6.87%	1,136,981
	Series 2022-STAR Class A
1,145,000	7.55%, 08/15/2039 1-mo. SOFR + 3.23%	1,144,682
	BX Trust(b)
	Series 2022-AHP Class B
1,910,000	6.16%, 01/17/2039(c) 1-mo. SOFR + 1.84%	1,885,020
	Series 2024-VLT4 Class A
580,000	5.81%, 07/15/2029(c) 1-mo. SOFR + 1.49%	577,100
	Series 2024-VLT5 Class B
105,000	5.41%, 11/13/2046(d)	104,145
	Series 2025-VLT6 Class A
3,060,000	5.76%, 03/15/2042(c) 1-mo. SOFR + 1.44%	3,044,707
990,000	CAFL Issuer LLC(b)(e) Series 2023-RTL1 Class A1 7.55%, 12/28/2030	996,923
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
69,827	3.40%, 10/05/2030	67,026
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-CBM Class A2
$ 200,000	5.87%, 12/10/2041(d)	$ 203,419
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	522,670
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	82,845
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	150,584
	Series 2021-RPL1 Class A1
239,750	4.08%, 09/27/2060(d)	238,851
	Series 2021-RPL4 Class A1
756,203	4.10%, 12/27/2060(d)	753,621
1,210,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.14%, 09/12/2040	1,246,281
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
355,122	6.13%, 07/15/2038 1-mo. SOFR + 1.81%	354,678
	Series 2021-ESH Class D
1,022,057	6.68%, 07/15/2038 1-mo. SOFR + 2.36%	1,020,780
224,317	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	216,510
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
203,258	3.72%, 04/10/2031(b)(d)	186,568
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033(b)(d)	258,750
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(b)(d)	177,500
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047(d)	171,795
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,343,477
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
287,536	3.58%, 12/15/2047(d)	278,916
	Series 2025-BMS Class A
500,000	5.92%, 01/15/2042(c) 1-mo. SOFR + 1.60%	493,761
	Series 2025-BMS Class B
300,000	6.32%, 01/15/2042(c) 1-mo. SOFR + 2.00%	299,162

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
$ 875,000	3.25%, 09/25/2059(d)	$ 787,129
	Series 2021-GS2 Class A1
333,234	4.75%, 04/25/2061(e)	332,860
	Series 2021-GS4 Class A1
147,055	4.65%, 11/25/2060(e)	146,791
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 4.87%, 10/13/2033	198,240
662,387	MFA Trust(e) Series 2024-NPL1 Class A1 6.33%, 09/25/2054	663,302
750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	648,019
785,000	Morgan Stanley BAML Trust(d) Series 2016-C30 Class C 4.03%, 09/15/2049	685,313
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
164,896	3.28%, 10/15/2030(b)	156,443
	Series 2013-C11 Class B
195,000	4.08%, 08/15/2046(d)	130,654
	Series 2013-C12 Class C
17,255	4.75%, 10/15/2046(d)	16,134
1,205,000	New Residential Mortgage Loan Trust(b)(e) Series 2024-RTL1 Class A1 6.66%, 03/25/2039	1,217,221
	New York Mortgage Trust(b)
	Series 2024-BPL2 Class A1
960,000	6.51%, 05/25/2039(e)	970,704
	Series 2024-BPL3 Class A1
445,000	5.27%, 09/25/2039(e)	442,367
	Series 2024-CP1 Class A1
538,705	3.75%, 02/25/2068(d)	497,604
	Series 2025-R1 Class A
332,661	6.38%, 02/25/2030(e)	332,649
	Pretium Mortgage Credit Partners(b)(e)
	Series 2024-NPL4 Class A1
346,131	7.00%, 07/25/2054	346,246
	Series 2024-NPL8 Class A1
755,117	5.96%, 11/25/2054	755,028
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	PRP Advisors LLC(b)(e)
	Series 2024-2 Class A1
$ 825,022	7.03%, 03/25/2029	$ 826,963
	Series 2024-5 Class A1
155,746	5.69%, 09/25/2029	155,543
	Series 2024-7 Class A1
393,705	5.87%, 11/25/2029	393,383
423,226	RCO VII Mortgage LLC(b)(e) Series 2024-1 Class A1 7.02%, 01/25/2029	424,400
1,553,700	RCO X Mortgage LLC(b)(e) Series 2025-1 Class A1 5.88%, 01/25/2030	1,553,685
	Redwood Funding Trust(b)(e)
	Series 2023-1 Class A
477,282	7.50%, 07/25/2059	476,038
	Series 2024-1 Class A
503,122	7.75%, 12/25/2054	502,735
	Series 2025-1 Class A
970,567	7.58%, 05/27/2055	974,269
1,055,000	ROC Mortgage Trust(b)(e) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	1,052,958
245,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 5.56%, 12/15/2039 1-mo. SOFR + 1.24%	244,388
250,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	251,783
	Towd Point Mortgage Trust(b)(d)
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	98,008
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	122,440
1,240,000	TVC Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	1,242,312
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,417,156	4.05%, 05/15/2051	1,383,300
	Series 2018-C14 Class C
100,000	5.21%, 12/15/2051(d)	88,662
	VCAT LLC(b)(e)
	Series 2025-NPL1 Class A1
519,429	5.88%, 01/25/2055	523,337
	Series 2025-NPL3 Class A1
1,345,208	5.89%, 02/25/2055	1,345,255
67,075	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 5.89%, 02/27/2051	67,051

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 84,086	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 6.24%, 02/27/2051	$ 84,124
55,475	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 6.12%, 03/27/2051	55,481
199,744	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 6.24%, 04/25/2051	199,896
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
72,371	3.82%, 07/15/2046(d)	69,477
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,290,138
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	143,392
	Series 2025-5C3 Class A3
3,148,000	6.10%, 01/15/2058	3,300,194
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
860,000	4.21%, 08/15/2046(d)	811,633
	Series 2014-C20 Class B
170,192	4.38%, 05/15/2047	150,620
		48,114,791
U.S. Government Agency — 25.09%
476,000	Connecticut Avenue Securities Trust(b)(c) Series 2023-R01 Class 1M2 8.09%, 12/25/2042 1-mo. SOFR + 3.75%	500,766
	Federal Home Loan Mortgage Corp
2,510	2.50%, 01/01/2029	2,451
40,342	3.00%, 11/01/2034	38,618
13,312	2.50%, 06/01/2035	12,385
123,048	2.00%, 09/01/2035	112,075
90,788	2.00%, 10/01/2035	82,692
228,153	2.00%, 12/01/2035	207,805
31,420	3.00%, 09/01/2036	29,363
6,131,528	2.50%, 03/01/2037	5,703,755
1,888,648	2.50%, 04/01/2037	1,761,271
3,112,348	2.00%, 01/01/2042	2,652,125
2,972,717	2.50%, 01/01/2042	2,621,810
37,010	3.00%, 12/01/2046	32,729
21,006	4.00%, 05/01/2047	19,895
16,884	4.50%, 10/01/2047	16,469
24,560	4.00%, 02/01/2048	23,136
2,471	4.50%, 06/01/2048	2,408
6,575	4.00%, 10/01/2048	6,209
7,416	3.50%, 09/01/2049	6,760
447,169	3.50%, 10/01/2049	407,598
11,211	3.00%, 11/01/2049	9,852
3,661,057	3.00%, 02/01/2051	3,221,064
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 1,960,436	2.00%, 03/01/2051	$ 1,602,881
4,288,398	2.00%, 05/01/2051	3,431,605
3,537,300	3.00%, 07/01/2051	3,100,461
3,283,399	2.50%, 02/01/2052	2,756,045
3,459,078	3.00%, 04/01/2052	3,022,368
3,627,296	3.50%, 05/01/2052	3,296,910
5,823,443	4.50%, 07/01/2052	5,598,539
3,927,141	3.50%, 08/01/2052	3,557,199
9,714,678	4.50%, 08/01/2052	9,324,979
3,655,479	4.50%, 09/01/2052	3,502,018
3,025,293	5.50%, 09/01/2052	3,047,866
4,172,686	5.00%, 10/01/2052	4,128,604
2,176,644	5.50%, 01/01/2053	2,203,300
3,819,883	6.00%, 02/01/2053	3,928,832
3,562,919	5.50%, 05/01/2053	3,590,821
4,281,169	5.50%, 07/01/2053	4,321,739
3,146,632	5.50%, 08/01/2053	3,185,177
3,598,472	6.50%, 10/01/2053	3,732,347
1,551,914	5.00%, 12/01/2054	1,529,129
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K064 Class A1
589,615	2.89%, 10/25/2026	581,827
	Series K095 Class A1
21,822	2.63%, 11/25/2028	21,178
	Series K522 Class A2
2,780,000	4.80%, 05/25/2029	2,824,998
	Series K532 Class A2
3,200,000	4.25%, 11/25/2029(d)	3,185,135
	Series K533 Class A2
3,100,000	4.23%, 12/25/2029(d)	3,082,695
	Series K535 Class A2
3,040,000	4.69%, 11/25/2029(d)	3,080,660
	Series K537 Class A2
1,860,000	4.43%, 02/25/2030(d)	1,864,788
	Series K753 Class A2
3,160,000	4.40%, 10/25/2030	3,159,096
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,135,360	3.50%, 09/15/2047	2,898,841
	Series 5238 Class BC
3,511,580	4.00%, 09/25/2049	3,404,023
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c)
	Series 2022-DNA3 Class M1A
296,864	6.34%, 04/25/2042 1-mo. SOFR + 2.00%	299,065

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2022-DNA4 Class M1B
$ 1,120,000	7.69%, 05/25/2042 1-mo. SOFR + 3.35%	$ 1,163,024
	Federal National Mortgage Association
1,500,000	4.74%, 12/01/2029	1,522,459
1,540,000	4.85%, 01/01/2030	1,570,394
1,600,000	4.94%, 02/01/2030	1,637,317
163,964	3.00%, 10/01/2033	158,335
14,162	3.00%, 06/01/2034	13,557
13,381	3.00%, 07/01/2034	12,842
5,186	3.00%, 10/01/2034	4,964
6,536	3.00%, 11/01/2034	6,249
229,279	2.00%, 10/01/2035	208,832
224,892	2.00%, 11/01/2035	204,836
2,767,373	2.00%, 02/01/2037	2,521,602
2,619,520	2.00%, 03/01/2037	2,382,021
2,511,091	2.50%, 03/01/2037	2,333,687
3,396,087	2.50%, 04/01/2037	3,142,819
3,157,956	2.50%, 02/01/2042	2,784,340
3,436,951	5.00%, 05/01/2043	3,420,420
3,835,696	5.00%, 06/01/2043	3,807,384
4,353,868	3.50%, 07/01/2047	4,058,252
20,938	4.00%, 09/01/2047	19,807
6,550	3.50%, 03/01/2048	5,981
5,379	4.00%, 06/01/2048	5,067
3,656,714	3.00%, 01/01/2049	3,263,328
5,466	3.00%, 12/01/2049	4,804
5,091	3.00%, 01/01/2050	4,474
24,157	2.50%, 05/01/2050	20,323
131,319	2.50%, 07/01/2050	110,475
7,605	2.50%, 08/01/2050	6,394
3,925,449	2.00%, 11/01/2050	3,170,660
2,711,057	2.00%, 12/01/2050	2,207,734
3,237,254	2.00%, 01/01/2051	2,634,080
3,058,001	2.50%, 10/01/2051	2,585,659
6,475,569	2.50%, 01/01/2052	5,428,705
6,337,233	3.50%, 01/01/2052	5,743,999
10,552,284	2.50%, 02/01/2052	8,876,456
8,800,431	2.00%, 03/01/2052	7,117,315
3,266,509	2.50%, 03/01/2052	2,746,597
12,372,396	3.00%, 03/01/2052	10,828,918
2,841,265	3.50%, 04/01/2052	2,578,508
7,303,270	4.00%, 06/01/2052	6,839,106
3,158,483	4.00%, 07/01/2052	2,949,070
3,684,952	4.00%, 08/01/2052	3,448,903
2,462,084	5.00%, 08/01/2052	2,422,155
3,517,376	4.50%, 09/01/2052	3,387,121
3,040,877	5.00%, 10/01/2052	3,004,801
3,161,089	5.50%, 10/01/2052	3,170,943
3,471,199	5.00%, 11/01/2052	3,445,050
1,484,153	6.00%, 03/01/2053	1,526,320
2,130,317	6.00%, 08/01/2053	2,171,757
1,150,038	6.00%, 09/01/2053	1,168,277
1,623,841	6.00%, 10/01/2053	1,666,527
3,641,999	6.00%, 11/01/2053	3,746,561
864,547	5.00%, 10/01/2054	854,732
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
$ 2,010,349	2.47%, 04/25/2026	$ 1,970,657
	Series 2017-M1 Class A2
1,735,300	2.42%, 10/25/2026(d)	1,685,698
	Series 2018-M2 Class A2
1,985,765	2.91%, 01/25/2028(d)	1,921,559
	Series 2018-M3 Class A2
3,804,562	3.06%, 02/25/2030(d)	3,616,288
	Series 2023-M5 Class 2A2
4,207,867	4.50%, 07/25/2028(d)	4,219,381
	Government National Mortgage Association
16,546	3.50%, 04/20/2047	15,310
9,867	4.00%, 04/20/2047	9,367
16,359	3.00%, 02/20/2048	14,661
21,182	3.50%, 02/20/2048	19,579
3,063,230	2.50%, 03/20/2051	2,601,765
1,990,781	3.00%, 08/20/2051	1,764,241
7,308,221	2.50%, 11/20/2051	6,236,521
7,625,457	2.00%, 12/20/2051	6,239,473
6,947,496	3.50%, 02/20/2052	6,378,182
3,047,780	3.50%, 06/20/2052	2,794,569
3,560,036	4.00%, 07/20/2052	3,336,445
3,586,675	3.50%, 08/20/2052	3,288,672
11,024,573	4.50%, 08/20/2052	10,591,356
4,395,951	4.50%, 09/20/2052	4,224,970
3,350,452	5.00%, 09/20/2052	3,307,180
3,320,113	5.00%, 10/20/2052	3,285,673
7,896,176	5.00%, 05/20/2053	7,777,080
8,352,431	5.00%, 06/20/2053	8,263,441
		322,410,371
TOTAL MORTGAGE-BACKED SECURITIES — 28.83% (Cost $387,414,382)		$370,525,162
U.S. GOVERNMENT AGENCY BONDS AND NOTES
8,000,000	Federal Farm Credit Bank Funding Corp 4.50%, 03/13/2026	8,027,000
4,000,000	Federal Home Loan Bank 1.75%, 01/19/2029	3,678,320
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,977,910
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.30% (Cost $16,589,498)		$16,683,230
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
13,185,000	4.63%, 02/28/2026(k)	13,243,302
10,155,000	3.75%, 08/31/2026	10,124,059

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 19,985,000	3.50%, 09/30/2026	$ 19,852,287
9,970,000	4.25%, 11/30/2026	10,017,903
1,665,000	4.25%, 12/31/2026	1,673,585
18,000,000	4.13%, 01/31/2027	18,061,172
8,390,000	4.13%, 02/28/2027	8,421,790
6,210,000	3.88%, 03/31/2027	6,207,817
32,000,000	4.25%, 01/15/2028	32,300,001
9,900,000	4.25%, 02/15/2028	9,997,453
20,400,000	4.25%, 01/31/2030	20,661,376
18,600,000	4.00%, 02/28/2030	18,642,141
17,000,000	4.50%, 12/31/2031	17,426,992
12,500,000	4.38%, 01/31/2032	12,720,703
8,100,000	4.25%, 11/15/2034	8,124,047
22,700,000	4.63%, 11/15/2044	22,728,376
15,000,000	4.75%, 02/15/2045	15,274,219
22,600,000	4.50%, 11/15/2054(k)	22,268,062
6,800,000	4.63%, 02/15/2055	6,811,649
TOTAL U.S. TREASURY BONDS AND NOTES — 21.36% (Cost $271,653,605)		$274,556,934
Shares
COMMON STOCK
Communications — 0.22%
285,795	Altice USA Inc Class A(l)	760,215
176,696	Paramount Global Class B	2,113,284
		2,873,499
Consumer, Non-Cyclical — 0.13%
1	AbbVie Inc	209
23,453	BioMarin Pharmaceutical Inc(l)	1,657,893
		1,658,102
Financial — 0.00%(m)
85,020	Sunac China Holdings Ltd(l)	17,018
Industrial — 0.10%
219,089	Cemex SAB de CV Sponsored ADR	1,229,089
TOTAL COMMON STOCK — 0.45% (Cost $9,680,090)		$5,777,708
Shares		Fair Value
PREFERRED STOCK
Financial — 0.01%
1,200	Apollo Global Management Inc	$ 88,092
Industrial — 0.16%
34,728	Boeing Co	2,049,994
Utilities — 0.02%
6,188	PG&E Corp	272,272
TOTAL PREFERRED STOCK — 0.19% (Cost $2,120,144)		$2,410,358
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,404,701	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(n), 4.29%(o)	4,404,701
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.34% (Cost $4,404,701)		$4,404,701
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.71%
$9,100,000	Federal Home Loan Mortgage Corp(j) 4.10%, 04/01/2025	9,100,000
TOTAL SHORT TERM INVESTMENTS — 0.71% (Cost $9,100,000)		$9,100,000
TOTAL INVESTMENTS — 98.42% (Cost $1,301,403,606)		$1,264,875,101
OTHER ASSETS & LIABILITIES, NET — 1.58%		$20,317,508
TOTAL NET ASSETS — 100.00%		$1,285,192,609

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $344,861,060, representing 26.83% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2025. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of March 31, 2025.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	830	USD	92,312	Jun 2025	$718,127
U.S. 10 Year Ultra Treasury Note Futures	109	USD	12,440	Jun 2025	154,009
U.S. 2 Year Treasury Note Futures	547	USD	113,323	Jun 2025	321,787
U.S. 5 Year Treasury Note Futures	1,829	USD	197,818	Jun 2025	1,325,585
U.S. Treasury Bond Futures	66	USD	7,740	Jun 2025	160,359
U.S. Ultra Long Term Treasury Bond Futures	70	USD	8,558	Jun 2025	64,952
Short
U.S. 10 Year Ultra Treasury Note Futures	401	USD	45,764	Jun 2025	(188,825)
U.S. Treasury Bond Futures	303	USD	35,536	Jun 2025	127,426
				Net Appreciation	$2,683,420
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	2,338,081	EUR	2,135,000	06/18/2025	$19,350
					Net Appreciation	$19,350
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025(Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.87%
	1988 Ltd(a)(b)
	Series 2024-4A Class C
$ 1,200,000	6.90%, 04/15/2037 3-mo. SOFR + 2.60%	$ 1,205,192
	Series 2024-4A Class D
975,000	8.55%, 04/15/2037 3-mo. SOFR + 4.25%	985,800
975,000	Balboa Bay Loan Funding Ltd(a)(b) Series 2020-1A Class A1RR 5.58%, 10/20/2035 3-mo. SOFR + 1.29%	972,915
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 5.79%, 04/19/2037 3-mo. SOFR + 1.50%	926,135
1,800,000	CIFC Falcon Ltd(a)(b) Series 2019-FAL Class A 5.55%, 01/20/2033 3-mo. SOFR + 1.26%	1,799,730
447,061	Citizens Auto Receivables Trust(a) Series 2024-1 Class A2A 5.43%, 10/15/2026	447,771
875,000	Elmwood Ltd(a)(b) Series 2024-8A Class A1 6.15%, 10/18/2037 3-mo. SOFR + 1.35%	875,754
	Exeter Automobile Receivables Trust
	Series 2024-1A Class A3
513,098	5.31%, 08/16/2027	513,607
	Series 2025-1A Class A2
525,000	4.70%, 09/15/2027	525,313
	Series 2025-1A Class A3
250,000	4.67%, 08/15/2028	250,600
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	910,908
1,100,000	Generate Ltd(a)(b) Series 2024-20A Class A 5.59%, 01/25/2038 3-mo. SOFR + 1.30%	1,097,800
462,046	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A 5.12%, 02/16/2027	462,565
211,230	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.94%, 05/25/2054 1-mo. SOFR + 1.60%	212,065
850,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2024-54A Class D 7.79%, 04/23/2038 3-mo. SOFR + 3.50%	854,135
1,250,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 5.84%, 04/20/2037 3-mo. SOFR + 1.55%	1,250,901
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,250,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 5.72%, 04/26/2036 3-mo. SOFR + 1.42%	$ 1,250,185
	Santander Drive Auto Receivables Trust
	Series 2024-1 Class A2
79,931	5.71%, 02/16/2027	79,964
	Series 2025-1 Class A2
400,000	4.76%, 08/16/2027	400,056
	Series 2025-1 Class A3
875,000	4.74%, 01/16/2029	877,851
1,400,000	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	1,401,479
TOTAL ASSET-BACKED SECURITIES — 3.87% (Cost $17,259,716)		$17,300,726
CORPORATE BONDS AND NOTES
Communications — 0.15%
217,000	Expedia Group Inc 3.25%, 02/15/2030	202,267
500,000	Uber Technologies Inc(a) 4.50%, 08/15/2029	491,172
		693,439
Consumer, Cyclical — 0.36%
432,000	Dollar General Corp 3.88%, 04/15/2027	426,224
517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	519,711
	Marriott International Inc
237,000	4.88%, 05/15/2029	238,243
500,000	2.85%, 04/15/2031	444,616
		1,628,794
Consumer, Non-Cyclical — 1.34%
560,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	569,734
425,000	Cigna Group 5.13%, 05/15/2031	431,402
425,000	HCA Inc 5.45%, 04/01/2031	431,692
	Mars Inc(a)
1,075,000	4.80%, 03/01/2030	1,081,149
975,000	5.00%, 03/01/2032	979,215
1,325,000	5.20%, 03/01/2035	1,331,634
	Solventum Corp
755,000	5.40%, 03/01/2029	770,184
375,000	5.60%, 03/23/2034	380,124
		5,975,134

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025(Unaudited)
Principal Amount		Fair Value
Financial — 0.21%
$ 150,000	Blackstone Private Credit Fund(d) 6.00%, 01/29/2032	$ 148,715
300,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	304,949
490,000	Citigroup Inc 6.02%, 01/24/2036	494,680
		948,344
Industrial — 0.84%
	Boeing Co
880,000	2.20%, 02/04/2026	860,993
650,000	6.30%, 05/01/2029	681,649
405,000	8.75%, 09/15/2031	479,712
360,000	6.53%, 05/01/2034	385,735
500,000	Carrier Global Corp 2.70%, 02/15/2031	445,619
280,000	IDEX Corp 2.63%, 06/15/2031	244,059
286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	289,497
352,000	Waste Management Inc 4.95%, 07/03/2031	358,374
		3,745,638
Technology — 0.43%
350,000	AppLovin Corp 5.50%, 12/01/2034	349,922
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	244,501
614,000	Oracle Corp 5.25%, 02/03/2032	621,918
	Synopsys Inc
401,000	5.00%, 04/01/2032	401,988
282,000	5.15%, 04/01/2035	283,485
		1,901,814
TOTAL CORPORATE BONDS AND NOTES — 3.33% (Cost $14,735,807)		$14,893,163
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.02%
700,000	BANK Series 2024-BNK47 Class A5 5.72%, 06/15/2057	732,253
	BANK5
	Series 2024-5YR10 Class A3
700,000	5.30%, 10/15/2057	711,282
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	302,906
	Series 2024-5YR7 Class A3
650,000	5.77%, 06/15/2057	671,858
Principal Amount		Fair Value
Non-Agency — (continued)
	BMO Mortgage Trust
	Series 2022-C2 Class A5
$ 525,000	4.81%, 07/15/2054(e)	$ 526,482
	Series 2024-C9 Class A5
950,000	5.76%, 07/15/2057	993,548
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,500,000	5.96%, 02/15/2041 1-mo. SOFR + 1.64%	1,498,125
	Series 2024-BRVE Class A
1,000,000	6.16%, 04/15/2026 1-mo. SOFR + 1.84%	1,001,250
	Series 2024-XL5 Class A
540,440	5.71%, 03/15/2041 1-mo. SOFR + 1.39%	541,253
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	203,370
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	245,403
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	100,531
720,573	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	724,740
600,000	COMM Mortgage Trust(a)(b) Series 2024-WCL1 Class A 6.16%, 06/15/2041 1-mo. SOFR + 1.84%	598,120
550,000	Houston Galleria Mall Trust(a)(e) Series 2025-HGLR Class A 5.46%, 02/05/2045	557,103
450,000	Hudson Yards Mortgage Trust(a)(e) Series 2025-SPRL Class D 6.34%, 01/13/2040	456,232
	IRV Trust(a)(e)
	Series 2025-200P Class A
1,450,000	5.29%, 03/14/2047	1,444,644
	Series 2025-200P Class C
575,000	5.73%, 03/14/2047	566,648
	JPMorgan Mortgage Trust(a)
	Series 2023-DSC1 Class A1
495,154	4.63%, 07/25/2063(e)	479,507
	Series 2024-1 Class A4
552,129	6.00%, 06/25/2054(e)	554,595
	Series 2024-1 Class A5
300,000	6.00%, 06/25/2054(e)	303,598
	Series 2024-5 Class A6
345,752	6.00%, 11/25/2054(e)	346,582
	Series 2024-VIS2 Class A1
984,745	5.85%, 11/25/2064(c)	991,897
800,000	KSL Commercial Mortgage Trust(a)(b) Series 2024-HT2 Class B 6.36%, 12/15/2039 1-mo. SOFR + 2.04%	800,001

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025(Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	$ 944,250
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
625,000	6.89%, 12/15/2056	656,921
	Series 2023-2 Class A5
575,000	6.01%, 12/15/2056(e)	612,277
300,000	NYC Commercial Mortgage Trust(a)(b) Series 2025-3BP Class B 6.01%, 02/15/2042 1-mo. SOFR + 1.69%	297,275
77,857	Onslow Bay Financial LLC Series 2024-NQM1 Class A1A , 6.30%, 11/25/2063	78,018
	ROCC Trust(a)
	Series 2024-CNTR Class A
1,350,000	5.39%, 11/13/2041	1,360,300
	Series 2024-CNTR Class D
600,000	7.11%, 11/13/2041	621,279
557,356	Verus Securitization Trust(a)(e) Series 2022-1 Class A3 3.29%, 01/25/2067	496,650
	Wells Fargo Commercial Mortgage Trust
	Series 2024-1CHI Class A
875,000	4.95%, 07/15/2035(a)(e)	878,601
	Series 2024-1CHI Class B
550,000	5.36%, 07/15/2035(a)(e)	550,427
	Series 2024-C63 Class A5
580,000	5.31%, 08/15/2057	590,427
		22,438,353
U.S. Government Agency — 2.00%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1B1
375,000	7.04%, 01/25/2044 1-mo. SOFR + 2.70%	381,830
	Series 2024-R01 Class 1M2
250,000	6.14%, 01/25/2044 1-mo. SOFR + 1.80%	250,539
	Series 2024-R02 Class 1M2
775,000	6.14%, 02/25/2044 1-mo. SOFR + 1.80%	776,121
	Series 2024-R03 Class 2M2
300,000	6.29%, 03/25/2044 1-mo. SOFR + 1.95%	300,538
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2024-HQA1 Class M2
75,000	6.34%, 03/25/2044 1-mo. SOFR + 2.00%	75,136
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-HQA2 Class A1
$ 941,667	5.59%, 08/25/2044 1-mo. SOFR + 1.25%	$ 942,552
6,443,336	Government National Mortgage Association 4.50%, 11/20/2052	6,212,805
		8,939,521
TOTAL MORTGAGE-BACKED SECURITIES — 7.02% (Cost $31,266,203)		$31,377,874
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
19,572,738(f)	1.86%, 04/15/2027	19,217,795
9,244,394(f)	0.38%, 07/15/2027	9,140,238
48,294,605(f)	1.25%, 04/15/2028	48,316,360
132,983,458(f)	2.13%, 04/15/2029	136,946,047
21,015,393(f)	1.13%, 01/15/2033	20,135,676
14,055,014(f)	1.38%, 07/15/2033	13,711,930
52,299,341(f)	1.88%, 07/15/2034	52,796,410
42,449,530(f)	2.13%, 01/15/2035	43,580,960
4,647,801(f)	1.50%, 02/15/2053	3,866,788
6,478,286(f)	2.13%, 02/15/2054	6,216,727
	United States Treasury Note/Bond
4,170,000	4.00%, 03/31/2030(d)	4,178,470
4,210,000	4.13%, 03/31/2032	4,221,841
TOTAL U.S. TREASURY BONDS AND NOTES — 81.03% (Cost $357,943,139)		$362,329,242
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,361,612	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.29%(h)	4,361,612
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.97% (Cost $4,361,612)		$4,361,612
TOTAL INVESTMENTS — 96.22% (Cost $425,566,477)		$430,262,617
OTHER ASSETS & LIABILITIES, NET — 3.78%		$16,914,899
TOTAL NET ASSETS — 100.00%		$447,177,516

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2025(Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $36,495,556, representing 8.16% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2025. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of March 31, 2025.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of March 31, 2025.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	483	USD	53,719	Jun 2025	$429,557
U.S. 5 Year Treasury Note Futures	1,131	USD	122,325	Jun 2025	367,187
Short
U.S. 10 Year Ultra Treasury Note Futures	31	USD	3,538	Jun 2025	(32,937)
U.S. 2 Year Treasury Note Futures	414	USD	85,769	Jun 2025	(47,774)
U.S. Treasury Bond Futures	9	USD	1,056	Jun 2025	(11,050)
U.S. Ultra Long Term Treasury Bond Futures	120	USD	14,670	Jun 2025	106,125
				Net Appreciation	$811,108
As of March 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.85%	Annual	1-day SOFR	Annual	USD	139,660	03/31/2027	$429,259	$280,604	$148,655
1-day SOFR	Annual	3.80%	Annual	USD	124,850	08/31/2029	(808,745)	240,581	(568,164)
1-day SOFR	Annual	3.82%	Annual	USD	20,090	01/31/2032	(148,203)	(55,953)	(92,249)
1-day SOFR	Annual	3.86%	Annual	USD	7,340	11/15/2034	(56,378)	20,378	(76,756)
							$(584,067)	$485,610	$(588,514)
As of March 31, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.59%	At Maturity	USD	17,730	12/12/2029	$250,552	$179,909	$70,643
CPI-U	At Maturity	2.57%	At Maturity	USD	15,740	11/28/2032	191,066	181,985	9,081
							$441,618	$361,894	$79,724
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.23%
16,347	Air Liquide SA	$ 3,105,044
4,987	Akzo Nobel NV	307,129
37,100	Anglo American PLC	1,039,615
10,375	Antofagasta PLC	225,813
14,104	ArcelorMittal SA	407,417
1,463	Arkema SA	112,024
36,200	Asahi Kasei Corp	253,786
25,538	BASF SE	1,280,194
145,311	BHP Group Ltd	3,525,710
11,632	BlueScope Steel Ltd	155,799
8,491	Boliden AB	278,612
3,305	Brenntag SE	214,223
5,211	Covestro AG(a)	334,699
3,836	Croda International PLC	145,687
5,356	DSM-Firmenich AG	530,236
187	EMS-Chemie Holding AG(a)	127,408
6,758	Evonik Industries AG	146,507
46,167	Fortescue Ltd	446,853
267	Givaudan SA	1,146,226
293,187	Glencore PLC	1,072,917
1,732	Holmen AB Class B	68,589
66,538	ICL Group Ltd	377,875
15,800	JFE Holdings Inc	193,969
41,100	Kaneka Corp	1,049,489
57,900	Kemira OYJ	1,259,406
480,500	Kingboard Holdings Ltd	1,373,669
92,600	Kuraray Co Ltd	1,141,061
220,300	Mitsubishi Chemical Group Corp	1,088,609
55,400	Mitsubishi Gas Chemical Co Inc	865,551
21,200	Mitsui Chemicals Inc	476,166
11,314	Mondi PLC	168,701
29,900	Nippon Paint Holdings Co Ltd	224,536
4,200	Nippon Sanso Holdings Corp	127,405
56,400	Nippon Soda Co Ltd(a)	1,095,919
28,200	Nippon Steel Corp	603,510
19,100	Nitto Denko Corp	353,284
41,763	Norsk Hydro ASA	241,432
33,669	Northern Star Resources Ltd	388,716
10,058	Novonesis / Novozymes Class B	585,642
816,300	Perseus Mining Ltd	1,717,110
61,625	Rio Tinto Ltd	4,471,512
32,576	Rio Tinto PLC	1,954,689
50,400	Shin-Etsu Chemical Co Ltd	1,438,172
27,900	Solvay SA	992,455
124,932	South32 Ltd	251,681
6,500	Sumitomo Metal Mining Co Ltd	142,082
7,097	Syensqo SA	484,319
3,973	Symrise AG	411,898
54,400	Tokuyama Corp	1,020,157
94,800	Tokyo Steel Manufacturing Co Ltd	1,005,842
40,100	Toray Industries Inc	274,040
15,600	UBE Corp	227,766
15,711	UPM-Kymmene OYJ	421,501
Shares		Fair Value
Basic Materials — (continued)
9,300	Yamato Kogyo Co Ltd	$ 493,083
17,479	Yara International ASA	527,263
		42,372,998
Communications — 5.50%
613,900	Airtel Africa PLC(b)	1,321,001
27,501	Auto Trader Group PLC(b)	265,854
23,789	Bollore SE	139,366
1,119,467	BT Group PLC	2,400,499
10,587	CAR Group Ltd	211,006
4,827	Delivery Hero SE(a)(b)	115,740
5,200	Dentsu Group Inc	114,840
98,678	Deutsche Telekom AG	3,643,201
4,103	Elisa OYJ(a)	200,001
65,817	Grab Holdings Ltd Class A(a)	298,151
500	Hikari Tsushin Inc	129,047
129,000	HKT Trust & HKT Ltd	172,334
37,980	Informa PLC	380,725
27,600	IPSOS SA	1,251,062
86,000	KDDI Corp	1,358,427
112,632	Koninklijke KPN NV	477,072
77,200	LY Corp	261,411
12,000	M3 Inc(a)	137,081
2,800	MercadoLibre Inc	5,462,436
37,700	Metropole Television SA	566,429
8,300	MonotaRO Co Ltd	155,050
2,493,800	Nippon Telegraph & Telephone Corp	2,410,187
428,571	Nokia OYJ	2,257,203
289,000	NOS SGPS SA	1,376,548
137,005	Orange SA	1,774,788
17,083	Pearson PLC	270,134
84,809	Prosus NV	3,940,166
16,973	Publicis Groupe SA	1,601,385
43,700	Rakuten Group Inc(a)	250,705
19,800	Reach PLC	18,185
38,067	Scout24 SE(b)	3,986,483
10,508	Sea Ltd ADR(a)	1,371,189
50,500	Shopify Inc Class A(a)	4,821,740
218,100	Singapore Telecommunications Ltd	553,179
826,200	SoftBank Corp	1,152,529
27,000	SoftBank Group Corp	1,381,048
4,412	Spotify Technology SA(a)	2,426,732
728	Swisscom AG	419,511
16,232	Tele2 AB Class B	218,891
209,032	Telecom Italia SpA(a)	70,611
274,489	Telefonaktiebolaget LM Ericsson Class B	2,135,733
115,896	Telefonica SA	546,264
17,953	Telenor ASA	256,530
32,700	Television Francaise 1 SA	318,163
65,475	Telia Co AB	236,384
113,533	Telstra Group Ltd	299,931
3,400	Trend Micro Inc	229,527
29,500	United Internet AG	609,208
586,637	Vodafone Group PLC	551,068
1,409	Wix.com Ltd(a)	230,202

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Communications — (continued)
33,139	WPP PLC	$ 251,739
11,100	ZOZO Inc	106,314
		55,133,010
Consumer, Cyclical — 14.47%
6,062	Accor SA	276,460
6,944	AddTech AB Class B	203,373
4,884	adidas AG	1,151,946
14,100	Aisin Corp	154,013
68,612	Amadeus IT Group SA	5,254,528
5,500	ANA Holdings Inc	101,523
15,889	Aristocrat Leisure Ltd	642,602
17,400	Asics Corp	369,012
58,335	Associated British Foods PLC	1,445,834
43,306	Avolta AG	1,897,000
16,400	Bandai Namco Holdings Inc	550,179
36,681	Barratt Redrow PLC	201,730
35,196	Bayerische Motoren Werke AG	2,838,121
92,000	Betsson AB Class B	1,425,447
9,800	Bilia AB Class A	125,623
15,900	Bridgestone Corp	638,748
9,312	Bunzl PLC	357,959
15,442	Cie Financiere Richemont SA	2,695,647
46,283	Cie Generale des Etablissements Michelin SCA	1,626,693
159,100	Citizen Watch Co Ltd	952,045
47,972	Compass Group PLC	1,586,122
2,907	Continental AG	205,002
43,615	CTS Eventim AG & Co KGaA	4,375,571
79,578	Daimler Truck Holding AG	3,223,681
15,700	Daiwa House Industry Co Ltd	519,270
8,100	Daiwabo Holdings Co Ltd(a)	137,441
17,400	DCM Holdings Co Ltd	161,797
53,200	Denso Corp	660,030
19,234	Deutsche Lufthansa AG	140,144
702	D'ieteren Group	120,928
19,371	Entain PLC	146,306
52,300	Europris ASA(b)	418,102
4,819	Evolution AB(b)	359,060
14,000	Fast Retailing Co Ltd	4,167,680
2,680	FDJ United(b)	84,329
3,594	Ferrari NV	1,534,860
93,100	Frasers Group PLC(a)	750,777
64,000	Galaxy Entertainment Group Ltd	250,111
191,627	Genting Singapore Ltd	106,332
15,734	H & M Hennes & Mauritz AB Class B	207,533
177,800	Harvey Norman Holdings Ltd	559,219
912	Hermes International SCA	2,399,588
384,400	Honda Motor Co Ltd	3,478,657
2,600	Hornbach Holding AG & Co KGaA	252,244
3,000	Hoshizaki Corp	116,126
37,700	HUGO BOSS AG	1,433,287
Shares		Fair Value
Consumer, Cyclical — (continued)
148,200	IDOM Inc	$ 1,192,347
1,740	IMCD NV	231,563
30,683	Industria de Diseno Textil SA	1,527,769
4,553	InterContinental Hotels Group PLC	490,106
428,700	International Consolidated Airlines Group SA	1,213,820
121,300	Isuzu Motors Ltd	1,649,389
33,400	ITOCHU Corp	1,550,527
130,800	Iveco Group NV	2,150,075
4,600	Japan Airlines Co Ltd	78,795
71,800	Jardine Cycle & Carriage Ltd	1,409,242
79,091	JD Sports Fashion PLC	69,915
112,900	JVCKenwood Corp	951,933
3,400	Kaufman & Broad SA	118,496
2,069	Kering SA	430,437
540,899	Kingfisher PLC	1,781,031
3,400	Kohnan Shoji Co Ltd(a)	85,157
23,400	Komeri Co Ltd	463,067
65,018	Lottery Corp Ltd	194,535
7,851	LVMH Moet Hennessy Louis Vuitton SE	4,861,971
172,200	Marubeni Corp	2,762,401
8,800	MatsukiyoCocokara & Co	137,667
63,746	Mercedes-Benz Group AG	3,765,598
98,000	Mitsubishi Corp	1,730,166
109,600	Mitsui & Co Ltd	2,066,313
9,300	Mitsui-Soko Holdings Co Ltd	495,209
6,564	Moncler SpA	404,324
3,280	Next PLC	472,356
78,300	NGK Insulators Ltd	964,733
80,900	NHK Spring Co Ltd	875,643
31,500	Nintendo Co Ltd	2,141,298
59,600	Nissan Motor Co Ltd	152,855
34,800	Niterra Co Ltd	1,061,588
2,300	Nitori Holdings Co Ltd	225,031
75,400	Okamura Corp	994,200
31,200	Oriental Land Co Ltd	615,287
10,900	Pan Pacific International Holdings Corp	299,405
66,200	Panasonic Holdings Corp	789,733
2,470	Pandora A/S	378,555
173,500	Pets at Home Group PLC	484,547
305,100	Piaggio & C SpA	632,907
185,500	Pirelli & C SpA(b)	1,104,183
87,199	Puma SE	2,126,987
347,054	Qantas Airways Ltd	1,978,609
144	Rational AG	119,975
5,861	Reece Ltd	58,154
5,209	Renault SA	263,871
62,461	Rexel SA	1,683,388
500,000	RS Group PLC	3,637,084
36,600	Ryanair Holdings PLC	739,610
71,600	Sands China Ltd(a)	143,636
122,800	Sankyo Co Ltd	1,794,483
99,600	Schaeffler AG(a)	414,135
9,900	Sekisui Chemical Co Ltd	168,853
16,300	Sekisui House Ltd	364,829
6,098	SGH Ltd	191,422

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
2,300	Shimano Inc	$ 322,950
37,800	Singapore Airlines Ltd	190,417
2,309	Sodexo SA	148,306
59,300	Sojitz Corp	1,306,987
174,600	Sony Group Corp	4,417,905
121,292	Stellantis NV	1,363,496
98,400	Subaru Corp	1,762,262
75,200	Sumitomo Corp	1,715,902
20,400	Sumitomo Electric Industries Ltd	340,474
31,400	Sumitomo Forestry Co Ltd	946,665
122,600	Super Retail Group Ltd	997,343
45,300	Suzuki Motor Corp	556,063
851	Swatch Group AG	146,752
3,700	Toho Co Ltd	183,852
55,500	Tokmanni Group Corp	761,468
9,900	Tokyo Gas Co Ltd	314,925
69,100	Toyota Boshoku Corp	921,463
4,400	Toyota Industries Corp	376,320
401,900	Toyota Motor Corp	7,104,508
19,400	Toyota Tsusho Corp	326,848
47,300	Traton SE	1,601,952
22,801	Universal Music Group NV	629,606
13,900	Valor Holdings Co Ltd	221,886
166,665	Volvo AB Class B	4,889,678
176,300	VTech Holdings Ltd	1,292,961
31,863	Wesfarmers Ltd	1,444,479
5,763	Whitbread PLC	183,512
135,400	Yamaha Motor Co Ltd	1,084,056
46,400	Yokohama Rubber Co Ltd	1,069,912
621,000	Yue Yuen Industrial Holdings Ltd	997,724
6,348	Zalando SE(a)(b)	220,183
2,400	Zensho Holdings Co Ltd	129,419
		144,962,164
Consumer, Non-Cyclical — 21.21%
12,800	Adecco Group AG	384,905
641	Adyen NV(a)(b)	982,525
17,800	Aeon Co Ltd	446,423
26,600	Ajinomoto Co Inc	526,619
74,328	Alcon AG	7,052,613
3,007	Amplifon SpA	61,045
25,907	Anheuser-Busch InBev SA	1,592,804
17,700	Arcs Co Ltd(a)	343,330
1,756	Argenx SE(a)	1,036,212
42,100	Asahi Group Holdings Ltd	537,894
12,197	Ashtead Group PLC	659,296
51,400	Astellas Pharma Inc	500,354
67,187	AstraZeneca PLC	9,864,357
18,100	Austevoll Seafood ASA	169,462
92	Barry Callebaut AG	121,846
42,485	Bayer AG	1,018,451
2,708	Beiersdorf AG	349,831
1,395	BioMerieux	172,434
38,290	Brambles Ltd	483,727
98,102	British American Tobacco PLC	4,023,327
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,775	Bureau Veritas SA	$ 266,235
9,244	Carlsberg AS Class B	1,170,085
84,603	Carrefour SA	1,209,988
39	Chocoladefabriken Lindt & Spruengli AG	762,672
19,000	Chugai Pharmaceutical Co Ltd	870,420
432,417	CK Hutchison Holdings Ltd	2,437,508
92,300	Cloetta AB Class B	260,414
6,108	Coca-Cola Europacific Partners PLC	531,579
53,056	Coca-Cola HBC AG	2,401,535
29,941	Cochlear Ltd	4,934,560
38,526	Coles Group Ltd	471,589
3,704	Coloplast A/S Class B	388,489
13,680	CSL Ltd	2,153,090
10,400	Dai Nippon Printing Co Ltd	148,069
51,000	Daiichi Sankyo Co Ltd	1,214,508
17,927	Danone SA	1,371,156
16,010	Davide Campari-Milano NV	94,106
2,993	Demant A/S(a)	100,583
64,156	Diageo PLC	1,676,158
530	DiaSorin SpA	52,635
6,553	Edenred SE	212,950
6,700	Eisai Co Ltd	186,510
101,200	Elders Ltd	426,456
8,404	EssilorLuxottica SA	2,421,776
17,104	Essity AB Class B	485,946
3,384	Eurofins Scientific SE	180,512
126,062	Experian PLC	5,839,515
548,400	First Resources Ltd	711,625
16,312	Fisher & Paykel Healthcare Corp Ltd	311,305
5,370	Fresenius Medical Care AG	267,212
33,571	Fresenius SE & Co KGaA(a)	1,433,273
32,900	FUJIFILM Holdings Corp	630,330
2,779	Galderma Group AG(a)	293,920
1,762	Genmab A/S(a)	343,274
8,949	Grifols SA(a)	79,673
369,711	GSK PLC	7,062,870
258,383	Haleon PLC	1,304,560
3,649	Heineken Holding NV	264,092
8,491	Heineken NV	692,362
2,931	Henkel AG & Co KGaA	211,167
43,049	Hikma Pharmaceuticals PLC	1,086,955
143,145	Imperial Brands PLC	5,294,809
511,000	Inghams Group Ltd	1,004,455
4,484	Intertek Group PLC	291,279
4,217	Ipsen SA	485,718
17,320	Itoham Yonekyu Holdings Inc	484,052
374,720	J Sainsbury PLC	1,141,212
34,700	Japan Tobacco Inc	953,769
4,137	JDE Peet's NV	90,450
9,267	Jeronimo Martins SGPS SA	196,401
59,200	Kanamoto Co Ltd	1,285,427
13,000	Kao Corp	562,727
4,252	Kerry Group PLC Class A	445,249
7,836	Kesko OYJ Class B	160,172
20,200	Kikkoman Corp	194,863
23,900	Kirin Holdings Co Ltd	331,162
4,200	Kobe Bussan Co Ltd	97,786

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
126,321	Koninklijke Ahold Delhaize NV	$ 4,718,743
22,381	Koninklijke Philips NV(a)	569,780
5,900	Kyowa Kirin Co Ltd	86,120
6,460	Lifco AB Class B	229,161
6,560	Lonza Group AG	4,052,571
41,100	Loomis AB	1,664,679
6,925	L'Oreal SA	2,573,981
13	Lotus Bakeries NV	115,571
348,760	Marks & Spencer Group PLC	1,609,728
54,900	Megmilk Snow Brand Co Ltd	939,379
6,100	MEIJI Holdings Co Ltd	132,176
3,748	Merck KGaA	515,764
160,000	Metcash Ltd	317,881
711,500	Mitie Group PLC	1,060,895
39,617	Mowi ASA	734,396
74,650	Nestle SA	7,543,877
14,948	Nexi SpA(a)(b)	79,725
47,500	Nippon Shinyaku Co Ltd	1,211,826
6,300	Nissin Foods Holdings Co Ltd	128,585
305	NMC Health PLC(a)(c)	20
146,016	Novartis AG	16,217,965
91,839	Novo Nordisk A/S Class B	6,279,798
33,100	Olympus Corp	433,303
107,900	Ono Pharmaceutical Co Ltd	1,160,858
2,655	Orion OYJ Class B	157,699
96,146	Orkla ASA	1,054,384
12,900	Otsuka Holdings Co Ltd	672,219
5,811	Pernod Ricard SA	574,086
6,071	QIAGEN NV	241,187
3,697	Randstad NV	153,671
35,016	Reckitt Benckiser Group PLC	2,366,906
3,660	Recordati Industria Chimica e Farmaceutica SpA	207,405
39,600	Recruit Holdings Co Ltd	2,051,726
52,674	RELX PLC	2,645,181
74,981	Rentokil Initial PLC	340,178
47,266	Roche Holding AG	15,573,757
1,736	Salmar ASA	83,461
20,590	Sandoz Group AG	863,422
74,885	Sanofi SA	8,291,433
97,200	Santen Pharmaceutical Co Ltd	925,735
722	Sartorius Stedim Biotech	143,041
49,900	Scandinavian Tobacco Group A/S(b)	727,564
11,900	Secom Co Ltd	405,303
115,053	Securitas AB Class B	1,628,111
63,300	Seven & i Holdings Co Ltd	916,642
4,488	SGS SA	447,179
151,400	Shionogi & Co Ltd	2,285,340
10,500	Shiseido Co Ltd	199,132
7,731	Siemens Healthineers AG(b)	417,091
22,356	Smith & Nephew PLC	314,239
2,800	Societe BIC SA	189,531
174,000	Sonae SGPS SA(a)	199,812
14,088	Sonic Healthcare Ltd	228,746
1,512	Sonova Holding AG	441,474
3,333	Straumann Holding AG	403,506
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
26,400	Suedzucker AG(a)	$ 327,998
20,000,000	Sumber Alfaria Trijaya Tbk PT	2,475,509
4,600	Suntory Beverage & Food Ltd	151,762
4,883	Swedish Orphan Biovitrum AB(a)	139,928
14,300	Sysmex Corp	272,987
45,600	Takeda Pharmaceutical Co Ltd	1,351,528
37,700	Terumo Corp	709,365
882,638	Tesco PLC	3,796,236
85,700	Teva Pharmaceutical Industries Ltd(a)	1,319,462
33,278	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	511,483
6,400	TOPPAN Holdings Inc	174,959
88,874	Transurban Group	748,560
24,553	Treasury Wine Estates Ltd	150,541
3,716	UCB SA	654,259
31,800	Unicharm Corp	253,280
71,067	Unilever PLC	4,239,460
1,072,000	United Laboratories International Holdings Ltd	2,017,401
2,805,943	WH Group Ltd(b)	2,576,429
60,500	Wilmar International Ltd	150,018
20,039	Wise PLC Class A(a)	245,848
6,710	Wolters Kluwer NV	1,044,725
35,373	Woolworths Group Ltd	656,784
6,600	Yakult Honsha Co Ltd	125,588
1,707	Zealand Pharma A/S(a)	128,186
107,600	Zigup PLC	409,989
		212,466,876
Diversified — 0.02%
4,900	Jardine Matheson Holdings Ltd	195,412
Energy — 4.26%
8,529	Aker BP ASA	202,215
35,556	APA Group	176,137
786,948	BP PLC	4,415,438
3,027	DCC PLC	202,104
303,800	ENEOS Holdings Inc	1,602,244
132,376	Eni SpA	2,047,404
115,032	Equinor ASA	3,037,851
11,486	Galp Energia SGPS SA	201,235
22,900	Idemitsu Kosan Co Ltd	161,978
128,000	Inpex Corp	1,775,462
13,378	Neste OYJ	123,737
344,200	New Hope Corp Ltd	800,979
29,167	OMV AG	1,502,000
219,075	Repsol SA	2,908,783
54,200	Rubis SCA	1,531,270
86,721	Santos Ltd	363,400
340,218	Shell PLC	12,381,913
125,405	TotalEnergies SE	8,080,242
28,517	Vestas Wind Systems A/S(a)	394,518

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
55,052	Woodside Energy Group Ltd	$ 799,794
		42,708,704
Financial — 23.38%
73,301	3i Group PLC	3,445,722
111,170	ABN AMRO Bank NV(b)	2,342,513
6,879	Admiral Group PLC	253,886
165,318	Aegon Ltd	1,085,784
5,645	AerCap Holdings NV	576,750
26,055	Ageas SA	1,561,828
308,600	AIA Group Ltd	2,336,063
63,349	AIB Group PLC	409,186
17,674	Allianz SE	6,764,035
1,705	Amundi SA(b)	133,579
166,574	ANZ Group Holdings Ltd	3,049,824
17,494	ASR Nederland NV	1,005,692
4,960	ASX Ltd	203,280
247,515	Aviva PLC	1,783,231
113,766	AXA SA	4,860,755
1,393	Azrieli Group Ltd	94,019
1,214	Baloise Holding AG	254,789
303,129	Banco Bilbao Vizcaya Argentaria SA	4,136,991
37,849	Banco BPM SpA	385,154
2,058,400	Banco Comercial Portugues SA Class R	1,244,571
147,479	Banco de Sabadell SA	414,072
901,528	Banco Santander SA	6,073,534
37,040	Bank Hapoalim BM	502,300
42,859	Bank Leumi Le-Israel BM	577,165
169,516	Bank of Ireland Group PLC	2,002,892
935	Banque Cantonale Vaudoise	102,170
409,797	Barclays PLC	1,540,590
16,500	BAWAG Group AG(b)	1,702,212
65,571	BNP Paribas SA	5,480,398
98,000	BOC Hong Kong Holdings Ltd	396,794
27,216	BPER Banca SpA	213,638
110,642	CaixaBank SA	861,875
112,600	CapitaLand Ascendas REIT	222,480
149,922	CapitaLand Integrated Commercial Trust REIT	232,972
66,500	Capitaland Investment Ltd	134,496
17,800	Chiba Bank Ltd	168,488
60,500	CK Asset Holdings Ltd	244,780
154,459	Commerzbank AG	3,534,802
47,821	Commonwealth Bank of Australia	4,547,496
15,724	Computershare Ltd	387,582
30,900	Concordia Financial Group Ltd	205,146
1,830	Covivio SA REIT	102,438
99,655	Credit Agricole SA	1,814,429
55,300	Credit Saison Co Ltd	1,314,388
5,869	CVC Capital Partners PLC	116,431
103,200	Dai-ichi Life Holdings Inc	787,987
1,600	Daito Trust Construction Co Ltd	163,719
36,600	Daiwa Securities Group Inc	246,437
Shares		Fair Value
Financial — (continued)
112,852	Danske Bank A/S	$ 3,693,806
96,530	DBS Group Holdings Ltd	3,314,969
230,061	Deutsche Bank AG	5,484,019
5,323	Deutsche Boerse AG	1,570,608
80,277	DNB Bank ASA	2,112,303
66,700	EFG International AG	994,949
10,819	EQT AB	329,904
28,692	Erste Group Bank AG	1,984,663
12,600	Eurazeo SE	933,120
2,391	Euronext NV(b)	347,012
2,602	EXOR NV	236,297
19,721	Fastighets AB Balder Class B(a)	123,406
17,034	FinecoBank Banca Fineco SpA	337,386
1,500	Futu Holdings Ltd ADR	153,525
1,177	Gecina SA REIT	110,442
27,273	Generali	958,079
5,538	Gjensidige Forsikring ASA	127,281
54,380	Goodman Group REIT	975,941
55,262	GPT Group REIT	151,573
2,181	Groupe Bruxelles Lambert NV	162,744
159,300	Gunma Bank Ltd	1,328,773
22,100	Hang Seng Bank Ltd	300,976
1,746	Hannover Rueck SE	520,410
338,000	Helia Group Ltd	850,316
1,042	Helvetia Holding AG	216,123
36,000	Henderson Land Development Co Ltd	103,546
34,300	Hong Kong Exchanges & Clearing Ltd	1,525,808
28,600	Hongkong Land Holdings Ltd	110,396
761,681	HSBC Holdings PLC	8,633,840
11,300	Hulic Co Ltd	108,471
3,160	Industrivarden AB Class A	116,105
4,672	Industrivarden AB Class C	171,636
24,801	Infratil Ltd	146,158
192,666	ING Groep NV	3,774,589
68,202	Insurance Australia Group Ltd	331,772
230,000	Intermediate Capital Group PLC	5,854,965
433,333	Intesa Sanpaolo SpA	2,233,262
163,800	Investec PLC	1,013,514
4,030	Investment AB Latour Class B	109,696
48,909	Investor AB Class B	1,458,667
37,270	Israel Discount Bank Ltd Class A	259,627
16,500	Jaccs Co Ltd	433,288
28,400	Japan Exchange Group Inc	292,262
51,600	Japan Post Bank Co Ltd	523,925
180,600	Japan Post Holdings Co Ltd	1,810,952
5,200	Japan Post Insurance Co Ltd	105,976
14,481	Julius Baer Group Ltd	1,003,765
14,800	Jyske Bank A/S	1,185,983
6,500	KBC Group NV	592,435
6,504	Klepierre SA REIT	217,701

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,921	L E Lundbergforetagen AB Class B	$ 96,256
18,729	Land Securities Group PLC REIT	133,369
2,005	LEG Immobilien SE	141,725
168,715	Legal & General Group PLC	531,850
70,567	Link REIT	330,689
3,996,791	Lloyds Banking Group PLC	3,747,636
13,800	London Stock Exchange Group PLC	2,048,792
56,506	M&G PLC	145,521
45,236	Macquarie Group Ltd	5,629,483
230,800	Mapfre SA	711,090
83,658	Medibank Pvt Ltd	233,812
85,299	Mediobanca Banca di Credito Finanziario SpA	1,600,016
81,600	Mercialys SA REIT	1,023,459
31,900	Mitsubishi Estate Co Ltd	521,435
165,700	Mitsubishi HC Capital Inc	1,122,851
424,900	Mitsubishi UFJ Financial Group Inc	5,793,009
77,100	Mitsui Fudosan Co Ltd	690,436
4,125	Mizrahi Tefahot Bank Ltd	185,515
142,300	Mizuho Financial Group Inc	3,905,243
37,400	MS&AD Insurance Group Holdings Inc	813,369
3,772	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,382,859
86,749	National Australia Bank Ltd	1,865,863
547,617	NatWest Group PLC	3,232,644
225	Nippon Building Fund Inc REIT	191,113
58,858	NN Group NV	3,275,208
84,000	Nomura Holdings Inc	517,602
180,098	Nordea Bank Abp	2,303,541
85,500	ORIX Corp	1,785,146
95,400	Oversea-Chinese Banking Corp Ltd	1,222,649
633	Partners Group Holding AG	900,887
21,772	Phoenix Group Holdings PLC	161,478
11,200	Plus500 Ltd	396,703
75,127	Prudential PLC	810,505
267,636	QBE Insurance Group Ltd	3,697,979
1,583	REA Group Ltd	219,633
59,100	Resona Holdings Inc	516,050
22,900	Ricoh Leasing Co Ltd	841,878
6,482	Sagax AB Class B	135,999
72,880	Sampo OYJ Class A	698,424
7,800	SBI Holdings Inc	210,623
141,905	Scentre Group REIT	300,243
18,580	Schroders PLC	84,073
35,600	SCOR SE	1,028,124
35,998	Segro PLC REIT	321,868
22,400	Singapore Exchange Ltd	221,761
131,735	Sino Land Co Ltd	131,871
45,228	Skandinaviska Enskilda Banken AB Class A	744,058
60,361	Societe Generale SA	2,723,129
406	Sofina SA	103,976
25,600	Sompo Holdings Inc	779,551
Shares		Fair Value
Financial — (continued)
198,504	Standard Chartered PLC	$ 2,944,396
71,065	Stockland REIT	219,276
170,600	Sumitomo Mitsui Financial Group Inc	4,386,912
17,800	Sumitomo Mitsui Trust Holdings Inc	448,049
8,400	Sumitomo Realty & Development Co Ltd	315,617
43,000	Sun Hung Kai Properties Ltd	409,689
32,587	Suncorp Group Ltd	394,683
1,105,900	Supermarket Income PLC REIT	1,092,843
159,033	Svenska Handelsbanken AB Class A	1,797,314
96,152	Swedbank AB Class A	2,189,813
12,000	Swire Pacific Ltd Class A	105,790
822	Swiss Life Holding AG	749,918
2,035	Swiss Prime Site AG	249,732
34,069	Swiss Re AG	5,797,824
13,600	Sydbank AS(a)	853,174
14,500	T&D Holdings Inc	310,344
1,983	Talanx AG	208,565
50,800	Tokio Marine Holdings Inc	1,976,264
9,955	Tryg A/S	236,814
121,339	UBS Group AG	3,726,879
3,769	Unibail-Rodamco-Westfield REIT	317,767
104,477	UniCredit SpA	5,864,536
10,616	Unipol Assicurazioni SpA	169,941
95,100	United Overseas Bank Ltd	2,683,390
1,400	Valiant Holding AG	189,286
114,667	Vicinity Ltd REIT	158,779
21,517	Vonovia SE	579,031
6,549	Washington H Soul Pattinson & Co Ltd	142,692
96,815	Westpac Banking Corp	1,929,281
31,000	Wharf Holdings Ltd	73,621
44,000	Wharf Real Estate Investment Co Ltd	106,838
4,137	Zurich Insurance Group AG	2,887,660
		234,184,039
Industrial — 14.26%
44,710	ABB Ltd	2,306,945
733	Acciona SA	95,937
5,444	ACS Actividades de Construccion y Servicios SA	311,579
2,162	Aena SME SA(b)	507,216
1,044	Aeroports de Paris SA	106,283
8,100	AGC Inc	246,586
16,799	Airbus SE	2,958,072
8,216	Alfa Laval AB	352,262
9,600	Alstom SA(a)	212,647
92,500	Amada Co Ltd	900,913
89	AP Moller - Maersk A/S Class A	152,458
114	AP Moller - Maersk A/S Class B	198,409

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
27,844	Assa Abloy AB Class B	$ 835,912
76,327	Atlas Copco AB Class A	1,219,204
46,294	Atlas Copco AB Class B	650,992
49,382	Auckland International Airport Ltd	229,059
85,104	BAE Systems PLC	1,717,919
224,900	Balfour Beatty PLC	1,260,258
11,415	Beijer Ref AB	160,579
3,600	Bekaert SA	129,357
27,500	Bilfinger SE	1,982,397
44,910	Bouygues SA	1,770,374
27,434	bpost SA	43,085
94,400	Brother Industries Ltd	1,709,243
12,380	Cargotec OYJ Class B	564,132
15,789	Cellnex Telecom SA(b)	561,281
22,700	Central Japan Railway Co	432,983
26,576	Cie de Saint-Gobain SA	2,647,425
21,500	CK Infrastructure Holdings Ltd	128,730
31,500	D/S Norden A/S	794,662
10,100	Daifuku Co Ltd	248,273
7,700	Daikin Industries Ltd	835,594
559	Dassault Aviation SA	184,317
57,547	Deutsche Post AG	2,470,690
10,000	Dfds A/S(a)	130,941
29,398	DSV A/S	5,685,021
26,500	East Japan Railway Co	522,330
2,073	Eiffage SA	241,358
721	Elbit Systems Ltd	276,502
19,251	Epiroc AB Class A	387,606
12,395	Epiroc AB Class B	218,317
27,200	FANUC Corp	741,085
14,003	Ferrovial SE	626,324
480,200	Firstgroup PLC	967,050
400	Forbo Holding AG	364,858
3,600	Fuji Electric Co Ltd	153,899
7,700	Fujikura Ltd	285,169
4,557	GEA Group AG	277,016
909	Geberit AG	569,477
27,000	Georg Fischer AG	1,976,101
8,984	Getlink SE	155,162
10,522	Halma PLC	352,895
6,500	Hankyu Hanshin Holdings Inc	174,897
28,800	Hanwa Co Ltd	943,852
20,291	Heidelberg Materials AG	3,497,725
58,336	Hexagon AB Class B	623,598
132,900	Hitachi Ltd	3,120,413
14,735	Holcim AG	1,585,681
64,800	Hosiden Corp	864,331
10,100	Hoya Corp	1,139,871
7,119	Indutrade AB	197,281
1,100	Inficon Holding AG	1,154,214
8,509	Infrastrutture Wireless Italiane SpA(b)	90,076
5,357	InPost SA(a)	78,621
2,000	Interroll Holding AG	4,739,215
12,349	James Hardie Industries PLC(a)	294,701
Shares		Fair Value
Industrial — (continued)
21,500	Jungheinrich AG	$ 750,338
26,600	Kaga Electronics Co Ltd	479,552
11,700	Kajima Corp	239,328
15,100	Kalmar OYJ Class B	499,041
23,500	Kamigumi Co Ltd	549,983
12,300	Kawasaki Kisen Kaisha Ltd	167,187
38,000	Keppel Ltd	193,835
5,500	Keyence Corp	2,162,656
4,328	Kingspan Group PLC	349,609
2,117	Knorr-Bremse AG	192,658
76,900	Komatsu Ltd	2,251,873
10,070	Kone OYJ Class B	555,621
17,900	Konecranes OYJ	1,145,565
2,517	Kongsberg Gruppen ASA	369,030
243,300	Koninklijke BAM Groep NV	1,362,352
2,040	Koninklijke Heijmans N.V(a)	86,277
7,800	Krones AG	1,063,807
28,300	Kubota Corp	349,714
1,398	Kuehne + Nagel International AG	322,841
35,100	Kyocera Corp	396,456
7,507	Legrand SA	795,021
39,843	Leonardo SpA	1,940,314
15,600	Logista Integral SA	495,795
63,900	Macnica Holdings Inc	827,137
6,800	Makita Corp	225,308
38,951	Melrose Industries PLC	240,388
19,430	Metso OYJ	201,455
11,600	MINEBEA MITSUMI Inc	169,551
55,600	Mitsubishi Electric Corp	1,025,391
91,600	Mitsubishi Heavy Industries Ltd	1,573,101
9,900	Mitsui OSK Lines Ltd	344,690
40,000	MTR Corp Ltd	131,046
17,485	MTU Aero Engines AG	6,075,576
48,400	Murata Manufacturing Co Ltd	746,568
46,091	Nibe Industrier AB Class B	175,307
23,200	Nidec Corp	389,349
68,100	Nippon Express Holdings Inc	1,240,430
49,000	Nippon Yusen KK	1,619,357
18,500	Obayashi Corp	246,796
4,500	Omron Corp	127,065
3,000	Per Aarsleff Holding A/S	212,626
12,968	Poste Italiane SpA(b)	231,354
8,013	Prysmian SpA	441,093
90,500	QinetiQ Group PLC	453,526
1,256	Rheinmetall AG	1,797,245
2,698	ROCKWOOL A/S Class B	1,118,343
239,430	Rolls-Royce Holdings PLC(a)	2,326,498
8,736	Saab AB Class B	343,495
10,267	Safran SA	2,703,139
30,476	Sandvik AB	640,956
5,200	Sankyu Inc	213,702
1,779	Schindler Holding AG	550,930
15,642	Schneider Electric SE	3,610,894
18,000	SCREEN Holdings Co Ltd	1,174,346
8,100	SG Holdings Co Ltd	80,781
7,200	Shimadzu Corp	179,846
21,698	Siemens AG	5,011,088

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
18,292	Siemens Energy AG(a)	$ 1,084,390
258,472	SIG Group AG	4,778,988
58,100	Signify NV(b)	1,261,475
21,406	Sika AG	5,214,165
47,200	Singapore Technologies Engineering Ltd	237,046
30,000	SITC International Holdings Co Ltd	81,540
10,018	Skanska AB Class B	221,108
81,191	SKF AB Class B	1,644,814
1,600	SMC Corp	572,550
9,907	Smiths Group PLC	248,469
1,875	Spirax Group PLC	151,029
15,240	Stora Enso OYJ Class R	144,419
35,100	Sumitomo Heavy Industries Ltd	719,009
17,954	Svenska Cellulosa AB SCA Class B	236,889
4,200	Taisei Corp	186,949
54,900	TDK Corp	575,302
37,500	Techtronic Industries Co Ltd	449,410
11,704	Tenaris SA	229,033
2,777	Thales SA	738,188
8,100	Tokyo Metro Co Ltd	98,432
13,800	Tokyu Corp	155,361
5,590	Trelleborg AB Class B	207,901
89,100	Tsubakimoto Chain Co	1,104,395
7,741	VAT Group AG(b)	2,790,337
42,600	Verallia SA(b)	1,322,982
14,210	Vinci SA	1,791,320
13,198	Wartsila OYJ Abp	235,499
13,800	West Japan Railway Co	269,203
33,500	Wienerberger AG	1,116,728
73,800	Yangzijiang Shipbuilding Holdings Ltd	129,521
5,900	Yaskawa Electric Corp	147,843
6,500	Yokogawa Electric Corp	126,854
		142,799,739
Technology — 7.68%
21,600	Advantest Corp	962,852
1,309	ASM International NV	596,504
17,230	ASML Holding NV	11,402,396
2,527	BE Semiconductor Industries NV	264,089
29,800	Bell System24 Holdings Inc	251,395
82,700	Canon Inc	2,578,848
10,800	Capcom Co Ltd	266,561
4,322	Capgemini SE	649,417
2,421	Check Point Software Technologies Ltd(a)	551,794
21,000	Computacenter PLC(a)	666,367
20,319	CyberArk Software Ltd(a)	6,867,822
19,478	Dassault Systemes SE	741,583
19,600	Disco Corp	4,002,745
63,900	Ferrotec Holdings Corp	1,151,556
50,200	Fujitsu Ltd	999,025
3,160	Global-e Online Ltd(a)	112,654
52,100	Indra Sistemas SA	1,510,299
Shares		Fair Value
Technology — (continued)
61,319	Infineon Technologies AG	$ 2,044,069
30,000	Kinaxis Inc(a)	3,307,599
3,000	Konami Group Corp	354,247
2,300	Lasertec Corp	197,686
4,375	Logitech International SA	370,717
21,096	Monday.com Ltd(a)	5,129,703
34,500	NEC Corp	734,875
1,762	Nemetschek SE	205,408
9,900	Nexon Co Ltd	135,594
1,829	Nice Ltd(a)	282,324
23,000	Nice Ltd Sponsored ADR(a)	3,545,910
10,800	Nomura Research Institute Ltd	351,565
16,835	Nova Ltd(a)	3,104,304
16,900	NTT Data Group Corp	306,144
9,000	Obic Co Ltd	259,497
900	Oracle Corp Japan	94,710
6,800	Otsuka Corp	147,230
341,000	PAX Global Technology Ltd	212,099
1,772	Pro Medicus Ltd	224,292
48,500	Renesas Electronics Corp	650,513
16,500	Ricoh Co Ltd	174,540
28,890	Sage Group PLC	453,397
44,749	SAP SE	11,990,516
5,300	SCSK Corp	131,057
107,800	Seiko Epson Corp	1,727,015
731,300	Serco Group PLC	1,494,632
5,500	Sopra Steria Group	1,022,313
47,945	STMicroelectronics NV	1,051,319
49,500	TeamViewer AG	646,186
1,554	Teleperformance SE	156,257
1,427	Temenos AG	110,795
3,800	TietoEVRY OYJ	65,840
6,400	TIS Inc	177,107
12,900	Tokyo Electron Ltd	1,769,011
5,436	WiseTech Global Ltd	280,324
4,115	Xero Ltd(a)	402,216
		76,886,918
Utilities — 2.38%
659,100	A2A SpA	1,588,472
257,800	AGL Energy Ltd	1,701,646
658	BKW AG	115,087
137,289	Centrica PLC	265,738
19,500	Chubu Electric Power Co Inc	211,423
44,500	CLP Holdings Ltd	362,265
22,412	Contact Energy Ltd	116,698
194,000	Drax Group PLC	1,466,014
63,355	E.ON SE	956,331
8,308	EDP Renovaveis SA	69,219
85,542	EDP SA	287,850
14,753	Endesa SA	390,835
235,505	Enel SpA	1,909,128
149,600	Engie SA	2,915,088
11,470	Fortum OYJ	187,828
351,000	Hong Kong & China Gas Co Ltd	302,062
166,396	Iberdrola SA	2,686,985

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
513,500	Iren SpA	$ 1,309,509
25,200	Kansai Electric Power Co Inc	299,074
42,496	Meridian Energy Ltd	135,112
141,213	National Grid PLC	1,841,111
51,198	Origin Energy Ltd	338,797
4,586	Orsted A/S(a)(b)	200,276
10,300	Osaka Gas Co Ltd	233,061
38,000	Power Assets Holdings Ltd	227,565
11,832	Redeia Corp SA	237,484
17,792	RWE AG	635,257
30,600	Sembcorp Industries Ltd	143,205
7,374	Severn Trent PLC	241,314
57,559	Snam SpA	298,435
32,515	SSE PLC	669,549
40,127	Terna - Rete Elettrica Nazionale	362,640
18,716	United Utilities Group PLC	244,086
20,826	Veolia Environnement SA	716,246
1,700	Verbund AG	120,311
		23,785,701
TOTAL COMMON STOCK — 97.39% (Cost $879,191,763)		$975,495,561
PREFERRED STOCK
Consumer, Cyclical — 0.20%
1,521	Bayerische Motoren Werke AG	114,742
2,962	Dr Ing hc F Porsche AG	148,346
5,054	Porsche Automobil Holding SE	190,327
15,058	Volkswagen AG	1,536,496
		1,989,911
Shares		Fair Value
Consumer, Non-Cyclical — 0.03%
4,559	Henkel AG & Co KGaA	$ 362,748
Industrial — 0.02%
729	Sartorius AG	169,945
TOTAL PREFERRED STOCK — 0.25% (Cost $3,316,840)		$2,522,604
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.48%
$4,814,100	U.S. Treasury Bills(d) 4.23%, 05/15/2025	4,789,314
TOTAL SHORT TERM INVESTMENTS — 0.48% (Cost $4,789,314)		$4,789,314
TOTAL INVESTMENTS — 98.12% (Cost $887,297,917)		$982,807,479
OTHER ASSETS & LIABILITIES, NET — 1.88%		$18,815,175
TOTAL NET ASSETS — 100.00%		$1,001,622,654

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the aggregate fair value of 144A securities was $24,148,584, representing 2.41% of net assets.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
MSCI EAFE Index Futures	87	USD	10,511	Jun 2025	$(233,240)
				Net Depreciation	$(233,240)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	2,596	AUD	4,173	04/02/2025	$(12)
CGM	USD	14,136	AUD	22,723	04/11/2025	(63)
CGM	USD	2,611	AUD	4,140	04/16/2025	24
CGM	USD	7,295	AUD	11,726	04/23/2025	(32)
CGM	USD	89,185	DKK	616,698	04/01/2025	(196)
CGM	USD	44,306	EUR	40,964	04/01/2025	11
CGM	USD	2,460	EUR	2,274	04/03/2025	1
CGM	USD	28,523	GBP	22,538	04/04/2025	(590)
CGM	USD	43,696	GBP	33,746	04/28/2025	108
CGM	USD	43,526	GBP	33,754	05/07/2025	(73)
CGM	USD	3,594	GBP	2,787	05/08/2025	(6)
CGM	USD	15,522	GBP	12,021	05/09/2025	(5)
CGM	USD	9,376	GBP	7,271	05/14/2025	(16)
CGM	USD	2,545	HKD	19,760	04/22/2025	4
CGM	USD	2,038	JPY	302,600	05/01/2025	13
CGM	USD	6,835	JPY	1,013,625	05/13/2025	44
CGM	USD	7,269	JPY	1,076,100	05/29/2025	46
CGM	USD	9,432	SEK	94,309	04/01/2025	50
MEL	USD	16,351	AUD	25,729	04/01/2025	274
MEL	USD	6,184	AUD	9,851	04/10/2025	28
MEL	USD	4,425	AUD	7,010	04/14/2025	45
MEL	USD	11,791	CHF	10,410	04/01/2025	25
MEL	USD	29,689	CHF	26,155	04/02/2025	118
MEL	USD	273,569	CHF	247,000	04/10/2025	(5,962)
MEL	USD	5,492	EUR	5,090	04/02/2025	(12)
MEL	USD	10,810	EUR	10,015	04/08/2025	(24)
MEL	USD	598,333	EUR	578,000	04/10/2025	(26,977)
MEL	USD	25,343	EUR	23,428	05/09/2025	(42)
MEL	USD	24,099	GBP	19,153	04/10/2025	(642)
MEL	USD	29,388	JPY	4,590,977	04/01/2025	(1,220)
MEL	USD	5,866	JPY	900,575	04/28/2025	(158)
MEL	USD	9,641	JPY	1,447,040	05/23/2025	(66)
MEL	USD	80,314	JPY	12,049,600	05/27/2025	(548)
MEL	USD	35,272	JPY	5,290,740	05/29/2025	(241)
MEL	USD	24,796	JPY	3,718,920	05/30/2025	(169)
MEL	USD	43,422	JPY	6,509,555	06/03/2025	(296)
MEL	USD	61,978	JPY	9,290,307	06/04/2025	(423)
MEL	USD	8,529	JPY	1,278,400	06/05/2025	(58)
MEL	USD	49,568	JPY	7,428,371	06/06/2025	(338)
MEL	USD	13,000	JPY	1,947,605	06/09/2025	(89)
MEL	USD	15,131	JPY	2,266,525	06/10/2025	(103)
MEL	USD	3,857	JPY	577,702	06/11/2025	(26)
MEL	USD	5,567	JPY	818,125	06/17/2025	64
MEL	USD	10,225	JPY	1,530,340	06/18/2025	(70)
MEL	USD	100,331	JPY	15,012,912	06/20/2025	(685)
MEL	USD	41,041	JPY	6,139,125	06/23/2025	(280)
MEL	USD	101,066	JPY	15,116,400	06/24/2025	(691)
MEL	USD	66,006	JPY	9,871,475	06/25/2025	(451)
MEL	USD	38,333	JPY	5,732,315	06/26/2025	(262)
MEL	USD	63,246	JPY	9,456,760	06/27/2025	(433)
MEL	USD	208,910	JPY	31,226,704	06/30/2025	(1,431)
MEL	USD	100,301	SEK	1,005,059	04/02/2025	302
MEL	USD	11,959	SEK	119,941	04/03/2025	25
					Net Depreciation	$(41,508)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
SEK	Swedish Krona
USD	U.S. Dollar
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Summary of Investments by Country as of March 31, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$189,760,304	19.31%
United Kingdom	139,368,350	14.18
Switzerland	109,672,587	11.16
Germany	101,541,121	10.33
France	92,469,071	9.41
Australia	59,085,945	6.01
Netherlands	44,409,291	4.52
Sweden	32,372,966	3.29
Spain	29,381,206	2.99
Italy	28,372,315	2.89
Denmark	24,959,209	2.54
Israel	24,325,368	2.48
Hong Kong	20,349,158	2.07
Singapore	13,396,957	1.36
Finland	11,942,551	1.22
Ireland	10,859,616	1.10
Norway	9,333,710	0.95
Canada	8,129,339	0.83
Belgium	6,553,760	0.67
Austria	6,425,914	0.65
Uruguay	5,462,436	0.56
United States	4,789,314	0.49
Portugal	3,506,416	0.36
Indonesia	2,475,509	0.25
New Zealand	1,340,547	0.14
South Africa	1,013,514	0.10
Luxembourg	933,394	0.09
Chile	225,813	0.02
Macau	143,636	0.01
China	129,521	0.01
Poland	78,621	0.01
United Arab Emirates	20	0.00
Total	$982,807,479	100.00%
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.02%
1,404	Air Products & Chemicals Inc	$ 414,068
617	Albemarle Corp	44,436
12,723	Cabot Corp	1,057,790
1,060	CF Industries Holdings Inc	82,839
4,855	Dow Inc	169,537
16,916	DuPont de Nemours Inc	1,263,287
8,771	Eastman Chemical Co	772,813
1,593	Ecolab Inc	403,857
83,943	Ecovyst Inc	520,447
52,751	Freeport-McMoRan Inc	1,997,153
6,946	Hawkins Inc	735,720
1,655	International Flavors & Fragrances Inc	128,445
3,406	International Paper Co	181,710
3,011	Linde PLC	1,402,042
1,580	LyondellBasell Industries NV Class A	111,232
51,617	Magnera Corp	937,365
1,611	Mosaic Co	43,513
6,931	Newmont Corp	334,629
1,430	Nucor Corp	172,086
9,191	PPG Industries Inc	1,005,036
1,445	Sherwin-Williams Co	504,579
877	Steel Dynamics Inc	109,695
		12,392,279
Communications — 11.59%
2,938	Airbnb Inc Class A(a)	350,973
4,776	Alibaba Group Holding Ltd Sponsored ADR	631,530
37,015	Alphabet Inc Class A	5,724,000
47,763	Alphabet Inc Class C	7,462,014
79,713	Amazon.com Inc(a)	15,166,195
11,595	Arista Networks Inc(a)	898,381
45,172	AT&T Inc	1,277,464
317	Booking Holdings Inc	1,460,390
878	CDW Corp	140,708
3,631	Charter Communications Inc Class A(a)	1,338,132
45,759	Cisco Systems Inc	2,823,788
10,132	Cogent Communications Holdings Inc	621,193
43,655	Comcast Corp Class A	1,610,870
5,194	Corning Inc	237,781
6,592	DoorDash Inc Class A(a)	1,204,820
2,857	eBay Inc	193,505
707	Expedia Group Inc	118,847
336	F5 Inc(a)	89,467
215	FactSet Research Systems Inc	97,748
1,639	Fox Corp Class A	92,767
1,027	Fox Corp Class B	54,133
3,076	Gen Digital Inc	81,637
883	GoDaddy Inc Class A(a)	159,064
2,040	Interpublic Group of Cos Inc	55,406
2,430	Juniper Networks Inc	87,942
2,069	Match Group Inc	64,553
252	MercadoLibre Inc	491,619
Shares		Fair Value
Communications — (continued)
20,275	Meta Platforms Inc Class A	$ 11,685,699
1,069	Motorola Solutions Inc	468,019
4,934	Netflix Inc(a)	4,601,103
2,912	News Corp Class A	79,265
809	News Corp Class B	24,569
1,198	Omnicom Group Inc	99,326
6,057	Palo Alto Networks Inc(a)	1,033,566
3,832	Paramount Global Class B	45,831
5,504	Shopify Inc Class A(a)	525,522
1,349	Spotify Technology SA(a)	741,990
12,652	T-Mobile US Inc	3,374,415
2,207	Trade Desk Inc Class A(a)	120,767
15,658	Uber Technologies Inc(a)	1,140,842
30,767	United States Cellular Corp(a)(b)	2,127,538
502	VeriSign Inc(a)	127,443
26,441	Verizon Communications Inc	1,199,364
11,419	Walt Disney Co	1,127,055
13,210	Warner Bros Discovery Inc(a)	141,743
		71,198,984
Consumer, Cyclical — 9.95%
18,099	Academy Sports & Outdoors Inc(b)	825,495
11,733	Allison Transmission Holdings Inc	1,122,496
1,602	Aptiv PLC(a)	95,319
22,634	Atlanta Braves Holdings Inc Class C(a)	905,586
267	AutoZone Inc(a)	1,018,012
27,854	Bath & Body Works Inc	844,533
6,977	Beacon Roofing Supply Inc(a)	863,055
1,071	Best Buy Co Inc	78,836
9,085	BJ's Wholesale Club Holdings Inc(a)	1,036,599
23,707	Blue Bird Corp(a)	767,396
7,118	Boot Barn Holdings Inc(a)	764,687
10,973	Brunswick Corp	590,896
1,684	Caesars Entertainment Inc(a)	42,100
869	CarMax Inc(a)	67,712
6,127	Carnival Corp(a)	119,660
6,934	Champion Homes Inc(a)	657,066
10,522	Chipotle Mexican Grill Inc(a)	528,310
9,615	Churchill Downs Inc	1,067,938
5,538	Copart Inc(a)	313,395
2,807	Costco Wholesale Corp	2,654,804
10,002	Crocs Inc(a)	1,062,212
851	Cummins Inc	266,737
717	Darden Restaurants Inc	148,964
990	Deckers Outdoor Corp(a)	110,692
3,795	Delta Air Lines Inc	165,462
1,430	Dollar General Corp	125,740
1,338	Dollar Tree Inc(a)	100,444
216	Domino's Pizza Inc	99,241
6,762	DR Horton Inc	859,653
3,485	Fastenal Co	270,262
24,400	Ford Motor Co	244,732
133,469	Garrett Motion Inc	1,117,136

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
55,048	General Motors Co	$ 2,588,907
849	Genuine Parts Co	101,150
929	Hasbro Inc	57,124
8,015	Hilton Worldwide Holdings Inc	1,823,813
6,790	Home Depot Inc	2,488,467
15,175	KB Home	881,971
2,030	Las Vegas Sands Corp	78,419
1,546	Lennar Corp Class A	177,450
1,106	Live Nation Entertainment Inc(a)	144,421
1,432	LKQ Corp	60,917
3,539	Lowe's Cos Inc	825,401
2,641	Lululemon Athletica Inc(a)	747,561
1,456	Marriott International Inc Class A	346,819
7,018	McDonald's Corp	2,192,213
1,048	MGM Resorts International(a)	31,063
70,897	MRC Global Inc(a)	813,898
7,759	NIKE Inc Class B	492,541
3,035	Norwegian Cruise Line Holdings Ltd(a)	57,544
19	NVR Inc(a)	137,643
373	O'Reilly Automotive Inc(a)	534,352
3,399	PACCAR Inc	330,961
286	Pool Corp	91,048
24,883	PulteGroup Inc	2,557,972
13,622	Pursuit Attractions & Hospitality Inc(a)	482,083
239	Ralph Lauren Corp	52,757
2,156	Ross Stores Inc	275,515
1,592	Royal Caribbean Cruises Ltd	327,060
17,834	Six Flags Entertainment Corp	636,139
66,192	Southwest Airlines Co	2,222,727
13,306	Starbucks Corp	1,305,186
1,313	Tapestry Inc	92,448
11,595	Target Corp	1,210,054
23,942	Tesla Inc(a)	6,204,809
7,031	TJX Cos Inc	856,376
428	TKO Group Holdings Inc	65,403
3,475	Tractor Supply Co	191,473
290	Ulta Beauty Inc(a)	106,297
1,932	United Airlines Holdings Inc(a)	133,405
11,842	VSE Corp(b)	1,420,922
5,111	Walgreens Boots Alliance Inc	57,090
82,016	Walmart Inc	7,200,185
772	Williams-Sonoma Inc	122,053
520	WW Grainger Inc	513,672
706	Wynn Resorts Ltd	58,951
24,159	YETI Holdings Inc(a)	799,663
1,709	Yum! Brands Inc	268,928
		61,100,021
Consumer, Non-Cyclical — 18.43%
17,585	Abbott Laboratories	2,332,650
29,806	AbbVie Inc	6,244,953
7,111	Addus HomeCare Corp(a)	703,207
1,818	Agilent Technologies Inc	212,670
160,123	Alight Inc Class A	949,529
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
395	Align Technology Inc(a)	$ 62,750
20,102	Alkermes PLC(a)	663,768
10,845	Altria Group Inc	650,917
3,365	Amgen Inc	1,048,366
15,930	ANI Pharmaceuticals Inc(a)	1,066,514
3,299	Archer-Daniels-Midland Co	158,385
23,657	AstraZeneca PLC Sponsored ADR	1,738,790
2,590	Automatic Data Processing Inc	791,323
490	Avery Dennison Corp	87,205
3,099	Baxter International Inc	106,079
1,851	Becton Dickinson & Co	423,990
8,946	BellRing Brands Inc(a)	666,119
973	Biogen Inc(a)	133,145
842	Bio-Techne Corp	49,366
339	Block Inc(a)	18,418
9,399	Boston Scientific Corp(a)	948,171
13,000	Bristol-Myers Squibb Co	792,870
1,319	Brown-Forman Corp Class B	44,767
784	Bunge Global SA	59,913
1,583	Cardinal Health Inc	218,090
1,145	Cencora Inc	318,413
3,332	Centene Corp(a)	202,286
343	Charles River Laboratories International Inc(a)	51,628
1,583	Church & Dwight Co Inc	174,272
7,201	Cigna Group	2,369,129
2,140	Cintas Corp	439,834
754	Clorox Co	111,027
89,762	Coca-Cola Co	6,428,754
5,072	Colgate-Palmolive Co	475,246
15,792	Collegium Pharmaceutical Inc(a)	471,391
9,455	Colliers International Group Inc	1,146,892
3,505	Conagra Brands Inc	93,478
63,780	Concentra Group Holdings Parent Inc	1,384,026
992	Constellation Brands Inc Class A	182,052
1,198	Cooper Cos Inc(a)	101,051
434	Corpay Inc(a)	151,345
36,297	Corteva Inc	2,284,170
8,111	CVS Health Corp	549,520
3,997	Danaher Corp	819,385
395	DaVita Inc(a)	60,423
2,314	Dexcom Inc(a)	158,023
5,861	Edwards Lifesciences Corp(a)	424,805
1,442	Elevance Health Inc	627,212
6,405	Eli Lilly & Co	5,289,954
37,802	Embecta Corp	481,976
832	Equifax Inc	202,642
1,518	Estee Lauder Cos Inc Class A	100,188
2,911	GE HealthCare Technologies Inc	234,947
3,457	General Mills Inc	206,694
9,714	Gilead Sciences Inc	1,088,454
1,673	Global Payments Inc	163,820
16,470	Haemonetics Corp(a)	1,046,669
1,137	HCA Healthcare Inc	392,890

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
995	Henry Schein Inc(a)	$ 68,148
6,024	Herc Holdings Inc	808,843
972	Hershey Co	166,241
1,678	Hologic Inc(a)	103,650
2,133	Hormel Foods Corp	65,995
757	Humana Inc	200,302
511	IDEXX Laboratories Inc(a)	214,594
1,237	Incyte Corp(a)	74,900
391	Insulet Corp(a)	102,681
3,707	Intuitive Surgical Inc(a)	1,835,966
1,156	IQVIA Holdings Inc(a)	203,803
4,044	J & J Snack Foods Corp	532,676
523	J M Smucker Co	61,928
20,039	John Wiley & Sons Inc Class A	892,938
20,610	Johnson & Johnson	3,417,963
1,552	Kellanova	128,024
12,580	Kenvue Inc	301,668
7,050	Keurig Dr Pepper Inc	241,251
2,143	Kimberly-Clark Corp	304,777
14,880	Korn Ferry	1,009,310
5,962	Kraft Heinz Co	181,424
4,049	Kroger Co	274,077
528	Labcorp Holdings Inc	122,887
726	Lamb Weston Holdings Inc	38,696
9,734	Lantheus Holdings Inc(a)	950,038
299	MarketAxess Holdings Inc	64,689
1,510	McCormick & Co Inc	124,288
6,116	McKesson Corp	4,116,007
8,069	Medtronic PLC	725,080
23,671	Merck & Co Inc	2,124,709
2,196	Moderna Inc(a)	62,257
317	Molina Healthcare Inc(a)	104,417
934	Molson Coors Beverage Co Class B	56,853
8,488	Mondelez International Inc Class A	575,911
5,652	Monster Beverage Corp(a)	330,755
1,018	Moody's Corp	474,072
1,197	Natera Inc(a)	169,268
64,716	Nomad Foods Ltd	1,271,669
32,883	Option Care Health Inc(a)	1,149,261
6,494	PayPal Holdings Inc(a)	423,734
8,650	PepsiCo Inc	1,296,981
35,377	Pfizer Inc	896,453
38,717	Philip Morris International Inc	6,145,549
10,114	Post Holdings Inc(a)	1,176,865
30,998	Procter & Gamble Co	5,282,679
36,059	Quanex Building Products Corp	670,337
1,867	Quanta Services Inc	474,554
632	Quest Diagnostics Inc	106,934
4,458	Regeneron Pharmaceuticals Inc	2,827,397
947	ResMed Inc	211,986
921	Revvity Inc	97,442
1,596	Rollins Inc(b)	86,232
2,011	S&P Global Inc	1,021,789
19,263	Sanofi SA	2,132,842
42,437	Select Medical Holdings Corp	708,698
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
697	Solventum Corp(a)	$ 53,000
588	STERIS PLC	133,270
2,134	Stryker Corp	794,382
28,820	Supernus Pharmaceuticals Inc(a)	943,855
3,039	Sysco Corp	228,047
1,444	The Campbell's Company	57,644
8,238	Thermo Fisher Scientific Inc	4,099,229
1,667	Tyson Foods Inc Class A	106,371
1,770	UFP Technologies Inc(a)	357,027
2,330	United Rentals Inc	1,460,211
12,159	UnitedHealth Group Inc	6,368,276
326	Universal Health Services Inc Class B	61,255
879	Verisk Analytics Inc	261,608
1,668	Vertex Pharmaceuticals Inc(a)	808,680
6,968	Viatris Inc	60,691
367	Waters Corp(a)	135,265
451	West Pharmaceutical Services Inc	100,970
5,973	WEX Inc(a)	937,881
1,289	Zimmer Biomet Holdings Inc	145,889
2,816	Zoetis Inc	463,654
		113,194,244
Energy — 4.30%
38,989	Antero Resources Corp(a)	1,576,715
2,576	APA Corp	54,148
6,075	Baker Hughes Co	266,996
21,745	California Resources Corp	956,128
505	Cheniere Energy Inc	116,857
10,587	Chevron Corp	1,771,099
24,698	ConocoPhillips	2,593,784
4,351	Coterra Energy Inc	125,744
4,074	Devon Energy Corp	152,368
1,241	Diamondback Energy Inc	198,411
795	Enphase Energy Inc(a)	49,330
3,448	EOG Resources Inc	442,171
3,805	EQT Corp	203,301
1,340	Expand Energy Corp	149,169
59,380	Exxon Mobil Corp	7,062,063
694	First Solar Inc(a)	87,742
5,860	Halliburton Co	148,668
1,686	Hess Corp	269,305
11,766	Kinder Morgan Inc	335,684
1,987	Marathon Petroleum Corp	289,486
32,988	Noble Corp PLC	781,816
23,045	Northern Oil & Gas Inc	696,650
105,240	NPK International Inc(a)	611,444
4,614	Occidental Petroleum Corp	227,747
26,523	Oceaneering International Inc(a)	578,467
3,792	ONEOK Inc	376,242
2,721	Phillips 66	335,989
8,985	Schlumberger NV	375,573
47,316	Shell PLC	1,722,021
1,438	Targa Resources Corp	288,276
124	Texas Pacific Land Corp	164,299

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
18,528	Tidewater Inc(a)	$ 783,179
11,247	Valero Energy Corp	1,485,391
12,552	Weatherford International PLC	672,160
7,653	Williams Cos Inc	457,343
		26,405,766
Financial — 17.85%
3,028	Aflac Inc	336,683
13,483	Agree Realty Corp REIT	1,040,753
23,179	Air Lease Corp	1,119,777
943	Alexandria Real Estate Equities Inc REIT	87,237
12,055	Allstate Corp	2,496,229
3,496	American Express Co	940,599
24,120	American International Group Inc	2,096,993
5,797	American Tower Corp REIT	1,261,427
623	Ameriprise Financial Inc	301,601
23,463	Ameris Bancorp	1,350,765
1,393	Aon PLC Class A	555,932
15,425	Apollo Global Management Inc	2,112,300
2,349	Arch Capital Group Ltd	225,927
1,569	Arthur J Gallagher & Co	541,682
329	Assurant Inc	69,008
913	AvalonBay Communities Inc REIT	195,948
119,362	Bank of America Corp	4,980,976
4,436	Bank of New York Mellon Corp	372,047
13,390	Berkshire Hathaway Inc Class B(a)	7,131,246
906	Blackrock Inc	857,511
7,867	Blackstone Inc	1,099,649
1,490	Brown & Brown Inc	185,356
1,116	BXP Inc REIT	74,984
33,223	Cadence Bank	1,008,650
726	Camden Property Trust REIT	88,790
17,889	Capital One Financial Corp	3,207,498
659	Cboe Global Markets Inc	149,125
1,817	CBRE Group Inc Class A(a)	237,627
37,898	Charles Schwab Corp	2,966,655
2,380	Chubb Ltd	718,736
968	Cincinnati Financial Corp	142,993
66,463	Citigroup Inc	4,718,208
2,781	Citizens Financial Group Inc	113,938
10,195	CME Group Inc	2,704,632
2,396	CoStar Group Inc(a)	189,835
2,806	Crown Castle Inc REIT	292,469
1,891	Digital Realty Trust Inc REIT	270,961
1,609	Discover Financial Services	274,656
19,714	Employers Holdings Inc	998,317
621	Equinix Inc REIT	506,332
2,233	Equity Residential REIT	159,838
158	Erie Indemnity Co Class A	66,210
430	Essex Property Trust Inc REIT	131,825
274	Everest Group Ltd	99,552
1,332	Extra Space Storage Inc REIT	197,789
9,255	Federal Agricultural Mortgage Corp Class C	1,735,405
Shares		Fair Value
Financial — (continued)
391	Federal Realty Investment Trust REIT	$ 38,248
41,751	Fidelis Insurance Holdings Ltd	676,366
4,381	Fifth Third Bancorp	171,735
2,164	Franklin Resources Inc	41,657
21,611	Gaming & Leisure Properties Inc REIT	1,100,000
644	Globe Life Inc	84,828
5,587	Goldman Sachs Group Inc	3,052,122
16,440	Hanmi Financial Corp	372,530
1,717	Hartford Insurance Group Inc	212,444
3,792	Healthpeak Properties Inc REIT	76,674
56,469	Home BancShares Inc	1,596,379
61,291	Hope Bancorp Inc	641,717
3,768	Host Hotels & Resorts Inc REIT	53,543
9,324	Huntington Bancshares Inc	139,953
4,753	Intercontinental Exchange Inc	819,893
3,111	Invesco Ltd	47,194
3,565	Invitation Homes Inc REIT	124,240
1,875	Iron Mountain Inc REIT	161,325
23,407	JPMorgan Chase & Co	5,741,737
15,141	Kemper Corp	1,012,176
5,720	KeyCorp	91,463
5,052	Kimco Realty Corp REIT	107,304
8,691	KKR & Co Inc	1,004,767
1,017	Loews Corp	93,472
1,035	M&T Bank Corp	185,006
35,379	Marex Group PLC	1,249,586
3,130	Marsh & McLennan Cos Inc	763,814
8,992	Mastercard Inc Class A	4,928,695
7,250	McGrath RentCorp	807,650
3,873	MetLife Inc	310,963
655	Mid-America Apartment Communities Inc REIT	109,765
7,793	Morgan Stanley	909,209
2,534	Nasdaq Inc	192,229
1,230	Northern Trust Corp	121,340
29,082	Perella Weinberg Partners	535,109
14,417	Pinnacle Financial Partners Inc	1,528,779
13,159	PNC Financial Services Group Inc	2,312,957
17,022	Popular Inc	1,572,322
19,972	PotlatchDeltic Corp REIT	901,137
1,158	Principal Financial Group Inc	97,700
3,666	Progressive Corp	1,037,515
5,998	Prologis Inc REIT	670,516
20,015	Prosperity Bancshares Inc	1,428,471
2,251	Prudential Financial Inc	251,392
1,026	Public Storage REIT	307,072
1,128	Raymond James Financial Inc	156,690
5,723	Realty Income Corp REIT	331,991
1,103	Regency Centers Corp REIT	81,357
5,957	Regions Financial Corp	129,446
690	SBA Communications Corp REIT	151,807
1,939	Simon Property Group Inc REIT	322,029

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
29,956	Skyward Specialty Insurance Group Inc(a)	$ 1,585,271
15,791	SouthState Corp	1,465,721
28,960	STAG Industrial Inc REIT	1,046,035
8,524	State Street Corp	763,154
13,614	Stifel Financial Corp	1,283,256
2,354	Synchrony Financial	124,621
1,392	T Rowe Price Group Inc	127,883
1,482	Travelers Cos Inc	391,930
8,268	Truist Financial Corp	340,228
2,109	UDR Inc REIT	95,264
9,890	US Bancorp	417,556
2,611	Ventas Inc REIT	179,532
7,101	VICI Properties Inc REIT	231,635
16,112	Visa Inc Class A	5,646,612
27,340	Vornado Realty Trust REIT	1,011,307
1,784	W R Berkley Corp	126,949
21,092	Wells Fargo & Co	1,514,195
3,855	Welltower Inc REIT	590,625
17,013	Western Alliance Bancorp	1,307,109
4,407	Weyerhaeuser Co REIT	129,037
660	Willis Towers Watson PLC	223,047
15,422	Wintrust Financial Corp	1,734,358
		109,606,310
Industrial — 9.96%
9,599	3M Co	1,409,709
930	A O Smith Corp	60,785
438	Allegion PLC	57,141
8,243	Amcor PLC	79,957
1,409	AMETEK Inc	242,545
11,865	Amphenol Corp Class A	778,225
15,931	Arcosa Inc	1,228,599
30,171	Atmus Filtration Technologies Inc	1,108,181
465	Axon Enterprise Inc(a)	244,567
13,026	Ball Corp	678,264
16,155	Bel Fuse Inc Class B	1,209,363
4,808	Boeing Co(a)	820,004
751	Builders FirstSource Inc(a)	93,830
5,028	Carrier Global Corp	318,775
3,031	Caterpillar Inc	999,624
38,534	CECO Environmental Corp(a)	878,575
669	CH Robinson Worldwide Inc	68,506
4,003	Clean Harbors Inc(a)	788,991
19,329	CRH PLC	1,700,372
12,417	CSX Corp	365,432
1,581	Deere & Co	742,042
887	Dover Corp	155,828
3,133	Eaton Corp PLC	851,643
3,610	Emerson Electric Co	395,800
838	Expeditors International of Washington Inc	100,770
9,665	FedEx Corp	2,356,134
2,211	Fortive Corp	161,801
1,007	Garmin Ltd	218,650
1,781	GE Vernova Inc	543,704
448	Generac Holdings Inc(a)	56,739
Shares		Fair Value
Industrial — (continued)
1,635	General Dynamics Corp	$ 445,668
6,848	General Electric Co	1,370,627
17,266	Griffon Corp	1,234,519
12,309	Honeywell International Inc	2,606,431
2,671	Howmet Aerospace Inc	346,509
333	Hubbell Inc	110,193
201	Huntington Ingalls Industries Inc	41,012
430	IDEX Corp	77,817
1,725	Illinois Tool Works Inc	427,817
20,969	Ingersoll Rand Inc	1,678,149
10,145	International Seaways Inc(b)	336,814
698	Jabil Inc	94,977
874	Jacobs Solutions Inc	105,658
457	JB Hunt Transport Services Inc	67,613
24,982	Johnson Controls International PLC	2,001,308
3,211	Kadant Inc(b)	1,081,818
1,090	Keysight Technologies Inc(a)	163,249
19,097	Knife River Corp(a)	1,722,740
1,192	L3Harris Technologies Inc	249,498
203	Lennox International Inc	113,849
11,128	Limbach Holdings Inc(a)	828,702
3,731	Littelfuse Inc	734,037
1,343	Lockheed Martin Corp	599,932
420	Martin Marietta Materials Inc	200,815
1,262	Masco Corp	87,759
20,362	Mercury Systems Inc(a)	877,399
144	Mettler-Toledo International Inc(a)	170,051
378	Mohawk Industries Inc(a)	43,160
12,099	Moog Inc Class A	2,097,362
271	Nordson Corp	54,666
1,495	Norfolk Southern Corp	354,091
4,445	Northrop Grumman Corp	2,275,884
1,223	Old Dominion Freight Line Inc	202,345
14,665	Otis Worldwide Corp	1,513,428
533	Packaging Corp of America	105,545
832	Parker-Hannifin Corp	505,731
1,123	Pentair PLC	98,240
4,157	Powell Industries Inc	708,062
38,342	Pure Cycle Corp(a)	401,441
1,287	Republic Services Inc	311,660
744	Rockwell Automation Inc	192,235
25,067	RTX Corp	3,320,375
3,387	Smurfit WestRock PLC	152,618
292	Snap-on Inc	98,407
935	Stanley Black & Decker Inc	71,883
11,426	TD SYNNEX Corp	1,187,847
1,939	TE Connectivity PLC	274,019
289	Teledyne Technologies Inc(a)	143,838
1,128	Textron Inc	81,498
2,283	Trane Technologies PLC	769,188
786	TransDigm Group Inc	1,087,266
24,645	TriMas Corp	577,432
1,374	Trimble Inc(a)	90,203
52,407	TTM Technologies Inc(a)	1,074,868
11,419	UFP Industries Inc	1,222,290
6,836	Union Pacific Corp	1,614,937

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
4,577	United Parcel Service Inc Class B	$ 503,424
1,587	Veralto Corp	154,653
984	Vertiv Holdings Co Class A	71,045
28,413	Vishay Intertechnology Inc	451,767
51,608	Vontier Corp	1,695,323
898	Vulcan Materials Co	209,503
2,372	Waste Management Inc	549,142
1,160	Westinghouse Air Brake Technologies Corp	210,366
1,599	Xylem Inc	191,017
		61,156,276
Technology — 19.92%
10,845	Accenture PLC Class A	3,384,074
2,823	Adobe Inc(a)	1,082,705
10,214	Advanced Micro Devices Inc(a)	1,049,386
869	Akamai Technologies Inc(a)	69,954
3,198	Analog Devices Inc	644,941
558	ANSYS Inc(a)	176,640
109,682	Apple Inc	24,363,663
5,219	Applied Materials Inc	757,381
1,131	AppLovin Corp Class A(a)	299,681
49	ASML Holding NV	32,469
1,400	Autodesk Inc(a)	366,520
37,169	Broadcom Inc	6,223,206
715	Broadridge Financial Solutions Inc	173,359
1,769	Cadence Design Systems Inc(a)	449,910
3,019	Cognizant Technology Solutions Corp Class A	230,953
22,720	Concentrix Corp	1,264,141
16,400	Crane NXT Co	842,960
1,550	Crowdstrike Holdings Inc Class A(a)	546,499
842	Dayforce Inc(a)	49,114
2,092	Dell Technologies Inc Class C	190,686
11,659	Donnelley Financial Solutions Inc(a)	509,615
1,470	Electronic Arts Inc	212,444
304	EPAM Systems Inc(a)	51,327
299	Fair Isaac Corp(a)	551,404
3,190	Fidelity National Information Services Inc	238,229
6,757	Fiserv Inc(a)	1,492,148
16,094	Five9 Inc(a)	436,952
4,016	Fortinet Inc(a)	386,580
479	Gartner Inc(a)	201,055
7,892	Hewlett Packard Enterprise Co	121,774
6,490	HP Inc	179,708
507	HubSpot Inc(a)	289,644
27,025	Intel Corp	613,738
10,598	International Business Machines Corp	2,635,299
2,621	Intuit Inc	1,609,268
505	Jack Henry & Associates Inc	92,213
868	KLA Corp	590,066
33,657	Kyndryl Holdings Inc(a)(b)	1,056,830
Shares		Fair Value
Technology — (continued)
11,392	Lam Research Corp	$ 828,198
831	Leidos Holdings Inc	112,135
3,387	Microchip Technology Inc	163,965
7,181	Micron Technology Inc	623,957
65,931	Microsoft Corp	24,749,839
9,417	MKS Instruments Inc	754,773
302	MongoDB Inc(a)	52,971
304	Monolithic Power Systems Inc	176,314
501	MSCI Inc	283,315
1,363	NetApp Inc	119,726
192,136	NVIDIA Corp	20,823,700
1,584	NXP Semiconductors NV	301,055
2,910	ON Semiconductor Corp(a)	118,408
22,175	Oracle Corp	3,100,287
44,254	PagerDuty Inc(a)	808,521
12,985	Palantir Technologies Inc Class A(a)	1,095,934
2,001	Paychex Inc	308,714
260	Paycom Software Inc	56,805
746	PTC Inc(a)	115,593
20,424	QUALCOMM Inc	3,137,331
657	Roper Technologies Inc	387,354
8,749	Salesforce Inc	2,347,882
15,473	Sandisk Corp(a)	736,670
14,945	Seagate Technology Holdings PLC	1,269,578
2,660	ServiceNow Inc(a)	2,117,732
1,096	Skyworks Solutions Inc	70,834
900	Snowflake Inc Class A(a)	131,544
3,500	Super Micro Computer Inc(a)	119,840
1,301	Synopsys Inc(a)	557,934
1,874	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	311,084
1,015	Take-Two Interactive Software Inc(a)	210,359
974	Teradyne Inc	80,452
5,726	Texas Instruments Inc	1,028,962
2,021	Twilio Inc Class A(a)	197,876
251	Tyler Technologies Inc(a)	145,929
19,897	V2X Inc(a)	975,948
2,022	Western Digital Corp(a)	81,749
1,365	Workday Inc Class A(a)	318,768
303	Zebra Technologies Corp Class A(a)	85,616
		122,374,188
Utilities — 2.92%
5,305	AES Corp	65,888
1,518	Alliant Energy Corp	97,683
1,681	Ameren Corp	168,772
3,448	American Electric Power Co Inc	376,763
1,232	American Water Works Co Inc	181,745
922	Atmos Energy Corp	142,523
3,788	CenterPoint Energy Inc	137,239
1,848	CMS Energy Corp	138,803
2,330	Consolidated Edison Inc	257,675

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
2,003	Constellation Energy Corp	$ 403,865
5,382	Dominion Energy Inc	301,769
1,346	DTE Energy Co	186,111
4,779	Duke Energy Corp	582,895
2,477	Edison International	145,945
2,776	Entergy Corp	237,320
1,249	Evergy Inc	86,119
2,244	Eversource Energy	139,375
6,130	Exelon Corp	282,470
3,293	FirstEnergy Corp	133,103
55,663	MDU Resources Group Inc	941,261
39,181	NextEra Energy Inc	2,777,541
2,857	NiSource Inc	114,537
22,681	NRG Energy Inc	2,165,128
13,028	PG&E Corp	223,821
885	Pinnacle West Capital Corp	84,296
45,423	PPL Corp	1,640,225
3,178	Public Service Enterprise Group Inc	261,549
4,202	Sempra	299,855
7,006	Southern Co	644,202
8,249	Talen Energy Corp(a)	1,647,078
19,989	TXNM Energy Inc	1,069,012
38,023	UGI Corp	1,257,421
2,181	Vistra Corp	256,137
1,999	WEC Energy Group Inc	217,851
3,889	Xcel Energy Inc	275,302
		17,941,279
TOTAL COMMON STOCK — 96.94% (Cost $486,758,080)		$595,369,347
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,677,536	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	$ 4,677,536
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.76% (Cost $4,677,536)		$4,677,536
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.32%
$8,179,000	U.S. Treasury Bills(e) 4.23%, 05/15/2025	8,136,878
TOTAL SHORT TERM INVESTMENTS — 1.32% (Cost $8,136,878)		$8,136,878
TOTAL INVESTMENTS — 99.02% (Cost $499,572,494)		$608,183,761
OTHER ASSETS & LIABILITIES, NET — 0.98%		$6,010,089
TOTAL NET ASSETS — 100.00%		$614,193,850

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	36	USD	10,176	Jun 2025	$109,059
				Net Appreciation	$109,059
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	376,500	USD	402,469	06/18/2025	$6,432
BB	USD	503,317	EUR	467,400	06/18/2025	(4,306)
BB	USD	607,161	GBP	473,600	06/18/2025	(4,568)
CGM	USD	241,391	EUR	224,200	06/18/2025	(2,103)
CGM	USD	13,604	GBP	10,600	06/18/2025	(87)
GS	USD	388,558	EUR	360,800	06/18/2025	(3,291)
GS	USD	31,560	GBP	24,600	06/18/2025	(215)
HSB	USD	301,970	EUR	280,400	06/18/2025	(2,561)
HSB	USD	220,633	GBP	172,100	06/18/2025	(1,661)
MS	EUR	88,800	USD	94,073	06/18/2025	2,369
SSB	USD	267,044	EUR	248,000	06/18/2025	(2,298)
SSB	USD	48,458	GBP	37,800	06/18/2025	(366)
TD	USD	404,129	EUR	375,300	06/18/2025	(3,468)
TD	USD	1,377,949	GBP	1,074,800	06/18/2025	(10,322)
UBS	USD	104,740	EUR	97,300	06/18/2025	(934)
WES	USD	839,016	GBP	650,900	06/18/2025	(1,722)
					Net Depreciation	$(29,101)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are

March 31, 2025

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

March 31, 2025

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, the inputs used to value each Fund’s investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$155,537,428	$—	$155,537,428
Bank Loans	—	25,916,404	—	25,916,404
Corporate Bonds and Notes	—	351,655,937	—	351,655,937
Convertible Bonds	—	6,876,003	—	6,876,003
Foreign Government Bonds and Notes	773,204	40,658,032	—	41,431,236
Mortgage-Backed Securities	—	370,525,162	—	370,525,162
U.S. Government Agency Bonds and Notes	—	16,683,230	—	16,683,230
U.S. Treasury Bonds and Notes	—	274,556,934	—	274,556,934
Common Stock
Communications	2,873,499	—	—	2,873,499
Consumer, Non-cyclical	1,658,102	—	—	1,658,102
Financial	—	17,018	—	17,018
Industrial	1,229,089	—	—	1,229,089
	5,760,690	17,018	—	5,777,708
Preferred Stock	—	2,410,358	—	2,410,358
Government Money Market Mutual Funds	4,404,701	—	—	4,404,701
Short Term Investments	—	9,100,000	—	9,100,000
Total investments, at fair value:	10,938,595	1,253,936,506	—	1,264,875,101
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	19,350	—	19,350
Futures Contracts(a)	2,872,245	—	—	2,872,245
Total Assets	$13,810,840	$1,253,955,856	$—	$1,267,766,696
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(188,825)	$—	$—	$(188,825)
Total Liabilities	$(188,825)	$—	$—	$(188,825)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2025

Empower Core Strategies: Inflation-Protected Securities Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$17,300,726	$—	$17,300,726
Corporate Bonds and Notes	—	14,893,163	—	14,893,163
Mortgage-Backed Securities	—	31,377,874	—	31,377,874
U.S. Treasury Bonds and Notes	—	362,329,242	—	362,329,242
Government Money Market Mutual Funds	4,361,612	—	—	4,361,612
Total investments, at fair value:	4,361,612	425,901,005	—	430,262,617
Other Financial Investments:
Futures Contracts(a)	902,868	—	—	902,868
Interest Rate Swaps(a)	—	148,655	—	148,655
Inflation Swaps(a)	—	79,724	—	79,724
Total Assets	$5,264,480	$426,129,384	$—	$431,393,864
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(91,760)	$—	$—	$(91,760)
Interest Rate Swaps	—	(737,169)	—	(737,169)
Total Liabilities	$(91,760)	$(737,169)	$—	$(828,929)
(a)	Inflation Swaps, Interest Rate Swaps and Futures are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

March 31, 2025

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$1,480,925	$40,892,073	$—	$42,372,998
Communications	16,660,459	38,472,551	—	55,133,010
Consumer, Cyclical	632,853	144,329,311	—	144,962,164
Consumer, Non-cyclical	2,839,299	209,627,557	20	212,466,876
Diversified	195,412	—	—	195,412
Energy	—	42,708,704	—	42,708,704
Financial	4,111,100	230,072,939	—	234,184,039
Industrial	2,627,983	140,171,756	—	142,799,739
Technology	19,727,581	57,159,337	—	76,886,918
Utilities	5,242,942	18,542,759	—	23,785,701
	53,518,554	921,976,987	20	975,495,561
Preferred Stock
Consumer, Cyclical	—	1,989,911	—	1,989,911
Consumer, Non-cyclical	362,748	—	—	362,748
Industrial	—	169,945	—	169,945
	362,748	2,159,856	—	2,522,604
Short Term Investments	—	4,789,314	—	4,789,314
Total investments, at fair value:	53,881,302	928,926,157	20	982,807,479
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,180	—	1,180
Total Assets	$53,881,302	$928,927,337	$20	$982,808,659
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(42,688)	—	(42,688)
Futures Contracts	$—	$(233,240)	$—	$(233,240)
Total Liabilities	$—	$(275,928)	$—	$(275,928)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2025

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$12,392,279	$—	$—	$12,392,279
Communications	71,198,984	—	—	71,198,984
Consumer, Cyclical	61,100,021	—	—	61,100,021
Consumer, Non-cyclical	111,061,402	2,132,842	—	113,194,244
Energy	24,683,745	1,722,021	—	26,405,766
Financial	109,606,310	—	—	109,606,310
Industrial	61,156,276	—	—	61,156,276
Technology	122,374,188	—	—	122,374,188
Utilities	17,941,279	—	—	17,941,279
	591,514,484	3,854,863	—	595,369,347
Government Money Market Mutual Funds	4,677,536	—	—	4,677,536
Short Term Investments	—	8,136,878	—	8,136,878
Total investments, at fair value:	596,192,020	11,991,741	—	608,183,761
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	8,800	—	8,800
Futures Contracts(a)	109,059	—	—	109,059
Total Assets	$596,301,079	$12,000,541	$—	$608,301,620
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(37,901)	—	(37,901)
Total Liabilities	$—	$(37,901)	$—	$(37,901)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

March 31, 2025

Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	3,303
Average short contracts	840
Average notional long	$406,588,542
Average notional short	$95,761,969
Forward Currency Exchange Contracts:
Average notional amount	$2,276,954
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,114
Average short contracts	476
Average notional long	$124,464,199
Average notional short	$74,447,969
Centrally Cleared Interest Rate Swaps:
Average notional amount	$363,749,500
Centrally Cleared Inflation Swaps:
Average notional amount	$12,800,000

March 31, 2025

Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	105
Average notional long	$12,339,110
Forward Currency Exchange Contracts:
Average notional amount	$1,472,274
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	36
Average notional long	$10,695,710
Forward Currency Exchange Contracts:
Average notional amount	$7,856,241

March 31, 2025